As filed with the Securities and Exchange Commission on    April
24, 1997
Registration No. 33-82610


SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.                       (  )
POST-EFFECTIVE AMENDMENT NO.      3                           (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940

             Amendment No.      12                       (X)
(Check appropriate box or boxes)


MAXIM SERIES ACCOUNT
(Exact name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 East Orchard Road
Englewood, Colorado 80111
(Address of Depositor's Principal Executive Officers)  (Zip Code)

Depositor's Telephone Number, including Area Code:
(800) 537-2033

William T. McCallum
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Englewood, Colorado  80111
(Name and Address of Agent for Service)

Copy to:
James F. Jorden, Esq.
Jorden Burt Berenson & Johnson, LLP
1025 Thomas Jefferson Street, N.W., Suite 400 East
Washington, D.C.  20007-0805

     It is proposed that this filing will become effective (check appropriate space):

                    Immediately upon filing pursuant to paragraph
(b) of Rule 485
               X       On May 1, 1997, pursuant to paragraph (b) of
Rule 485.
                    60 days after filing pursuant to paragraph
(a)(1) of Rule 485.
                    On                , pursuant to paragraph
(a)(1) of Rule 485.
                    75 days after filing pursuant to paragraph
(a)(2) of Rule 485.
                    On                , pursuant to paragraph
(a)(2) of Rule 485.

     If appropriate, check the following:

                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   The Registrant has chosen to register an indefinite number of securities in accordance with Rule 24f-2. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on February 28, 1997.

MAXIM SERIES ACCOUNT


Cross Reference Sheet
Showing Location in Prospectus
and Statement of Additional Information
As Required by Form N-4

FORM N-4 ITEM                                PROSPECTUS CAPTION

1.  Cover Page Cover Page

2.  Definitions     Glossary of Special Terms

3.  Synopsis   Fee Table; Questions and Answers about the Series
Account Variable Annuity

4.  Condensed Financial Information     Condensed Financial
Information

5.  General Description of Registrant, Depositor and
      Portfolio Companies     Great-West Life & Annuity Insurance
Company; Maxim Series Account; Investments of the Series Account;
Voting Rights

6. Deductions Administrative Charges; Risk Charges, Premium Taxes and Other Deductions; Appendix A; Distribution of the Contracts

7.  General Description of Variable Annuity Contracts  The
Contracts; Investments of the Series Account; Statement of
Additional Information

8.  Annuity Period  Annuity Options

9.  Death Benefit   The Contracts-Accumulation Period - Death
Benefit; Prior to Retirement Date; Annuity Payments

FORM N-4 ITEM                                PROSPECTUS CAPTION

10  Purchases and Contract Value   The Contracts-General; The
Contracts-Accumulation Period; Distribution of the Contracts; Cover Page; Great-West Life & Annuity Insurance Company

11.  Redemptions    The Contracts-Accumulation Period - Total and
Partial Surrenders; Return Privilege

12.  Taxes     Federal Tax Consequences

13.  Legal Proceedings   Legal Proceedings

14.  Table of Contents of Statement of Additional Information
Statement of Additional Information


     STATEMENT OF ADDITIONAL
FORM N-4 ITEM  INFORMATION CAPTION


15.  Cover Page     Cover Page

16.  Table of Contents   Table of Contents

17.  General Information and History    Not Applicable

18.  Services  Custodian and Accountants

19.  Purchase of Securities Being Offered    Not Applicable

20.  Underwriters   Underwriter

21.  Calculation of Performance Data    Calculation of Performance
Data

22.  Annuity Payments    Not Applicable

23.  Financial Statements     Financial Statements














PART A

INFORMATION REQUIRED IN A PROSPECTUS

MAXIM SERIES ACCOUNT
of Great-West Life & Annuity Insurance Company
INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
MAXIMUM VALUE PLAN (MVP)
   Distributed by: BenefitsCorp Equities, Inc.
8515 E. Orchard Road, Englewood, Colorado 80111


        The individual flexible premium variable annuity contracts described in this prospectus ("Variable Annuity Contracts" or "Contracts") are designed and offered to provide retirement programs for individuals. The Contracts are issued by Great-West Life & Annuity Insurance Company ("GWL&A"). BenefitsCorp Equities, Inc. ("BCE"), a wholly owned subsidiary of GWL&A, is the principal underwriter and distributor of the Contracts. The Contracts may be issued under retirement plans which qualify for Federal tax benefits under Sections 401 and 408 of the Internal Revenue Code as individual retirement accounts/individual retirement annuities ("IRAs"), and under other retirement plans which do not qualify under the Internal Revenue Code ("non-qualified plans").

        The Contracts may be purchased by a minimum initial
Purchase
Payment of $5,000 for non-qualified plans and $2,000 for IRAs.
Additional Purchase Payments of at least $500 ($50 for Automatic
Contribution Plans) may be made at any time before Annuity payments begin, subject to certain limitations.

        GWL&A believes that the annuity contracts will qualify for tax treatment under Section 72 of the Internal Revenue Code. Pursuant to that Section, as amended, surrenders prior to the Annuity Commencement Date are subject to possible current taxation as well as the possible imposition of a penalty tax as described more fully under the section entitled "Federal Tax Status."

     The value of the Contract prior to annuitization, and thus the amount accumulated to provide annuity payments will depend upon the investment performance of the Series Account. Likewise, the amount of the initial annuity payment will also depend upon the prior investment performance of the Series Account. Subsequent annuity payments may vary based upon the investment experience of the Series Account. However, the Contract Owner may elect before the first annuity payment, a fixed annuity payment which is not affected by such experience. Charges imposed under the Contracts include contract maintenance charges, deductions for mortality and expense risk guarantees and a surrender charge. (See "Administrative Charges, Risk Charges and Premium Taxes.")

        Purchase Payments will be allocated to the Maxim Series Account of GWL&A (the "Series Account"), a segregated investment account of GWL&A. The Series Account currently has fifteen Investment Divisions available to which Purchase Payments may be allocated. Thirteen of the Investment Divisions invest in shares of Maxim Series Fund, Inc. (The "Fund"), a series, open-end management investment company. The Series Account also has two Investment Divisions which invest in shares of American Century Variable Portfolios, Inc., ("American Century") a diversified, series, open-end management investment company. The Investment Divisions are more fully described on page 2 of this prospectus.

   THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE MAXIM SERIES FUND, INC., AMERICAN CENTURY VP CAPITAL APPRECIATION FUND AND AMERICAN CENTURY VP BALANCED FUND. THESE PROSPECTUSES PROVIDE INFORMATION A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING AND SHOULD BE KEPT FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE CONTRACTS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997, WHICH IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION, THE TABLE OF CONTENTS OF WHICH IS SET FORTH ON THE LAST PAGE OF THIS PROSPECTUS, IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY WRITING OR TELEPHONING GWL&A AT THE ADDRESS OR TELEPHONE NUMBER SET FORTH ON THE LAST PAGE OF THIS PROSPECTUS. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   The date of this Prospectus is May 1, 1997.

   Following is a description of the Portfolios of the Fund and American Century available under this Series Account:

n the Maxim Money Market Portfolio, which seeks preservation of capital, liquidity and the highest possible current income consistent with the foregoing objectives, through investments in short-term money market securities. Shares of the Maxim Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. Further, there is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share;

n the Maxim Bond Portfolio, which seeks to achieve maximum total return, consistent with the preservation of capital, through investment in an actively managed portfolio of debt securities;

n the Maxim Stock Index Portfolio, which seeks to provide investment results, before fees, that correspond to the total return of the S&P 500 Index and the S&P MidCap Index, weighted according to their respective pro-rata share of the market;

n the Maxim U.S. Government Securities Portfolio, which seeks the highest level of return consistent with preservation of capital and substantial credit protection by investing primarily in mortgage-related securities issued or guaranteed by an agency or instrumentality of the U.S. Government, other U.S. agency and instrumentality obligations, and in U.S. Treasury obligations;

n the Maxim Total Return Portfolio, which seeks to obtain the highest possible total return, through a combination of income and capital appreciation, consistent with reasonable risk;

n the Maxim Small-Cap Index Portfolio, which seeks investment results, before fees, that correspond to the total return of the Russell 2000 Index;

n the Maxim MidCap Portfolio (Growth Fund I), which seeks long-term growth of capital through investment in at least 65% of the Portfolio's assets in medium sized companies;

n the Maxim INVESCO Balanced Portfolio, which seeks to achieve a high total return on investments through capital appreciation and current income. The Portfolio invests in a combination of common stocks (normally 50% to 70% of total assets) and fixed-income securities (normally 25% or more).

n the Maxim INVESCO Small-Cap Growth Portfolio, which seeks long-term capital growth by investing its assets principally in a diversified group of equity securities of emerging growth companies with market capitalizations of $1 billion or less at the time of initial purchase;

n the Maxim INVESCO ADR Portfolio, which seeks to achieve a high total return on investment through capital appreciation and current income, while reducing risk through diversification by investing substantially all its assets in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission and traded in the U.S.;

n the Maxim T. Rowe Price Equity/Income Portfolio, which seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies;

n the Maxim Corporate Bond Portfolio, which seeks high total investment return by investing primarily in debt securities
(including convertibles), although up to 20% of its assets, at the time of acquisition, may be invested in preferred stocks;

n the Maxim Small-Cap Value Portfolio (Ariel Value), which seeks to achieve long-term capital appreciation by investing primarily in common stocks, although the Portfolio may also invest in other securities, including restricted and preferred stocks;

n American Century VP Capital Appreciation, which seeks capital growth by investment in common stocks (including securities convertible to common stocks) and other securities that meet certain fundamental and technical standards and, in the opinion of American Century's management, have better than average potential for appreciation;

n American Century VP Balanced, which seeks capital growth and current income by investment of approximately 60% of its assets in common stocks (including securities convertible to common stocks) and the remaining assets in bonds and other fixed income securities which, in the opinion of American Century's management, have better than average potential for appreciation.



TABLE OF CONTENTS

     Page

FEE TABLE 4
EXAMPLES  5
FINANCIAL HIGHLIGHTS     6
GLOSSARY OF SPECIAL TERMS     9
QUESTIONS AND ANSWERS ABOUT THE SERIES ACCOUNT VARIABLE ANNUITY  11
PERFORMANCE RELATED INFORMATION    13
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY  14
MAXIM SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE
COMPANY   14
THE CONTRACTS  15
INVESTMENTS OF THE SERIES ACCOUNT  19
ADMINISTRATIVE CHARGES, RISK CHARGES AND PREMIUM TAXES 22
PERIODIC PAYMENT OPTION  23
ANNUITY OPTIONS     23
FEDERAL TAX STATUS  25
VOTING RIGHTS  28
DISTRIBUTION OF THE CONTRACTS 29
RETURN PRIVILEGE    29
STATE REGULATION    29
REPORTS   29
LEGAL PROCEEDINGS   29
LEGAL MATTERS  29
REGISTRATION STATEMENT   29
STATEMENT OF ADDITIONAL INFORMATION     30


The Contracts are not available in all states


NO PERSON IS AUTHORIZED BY GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY TO PROVIDE INFORMATION OR TO MAKE ANY REPRESENTATION, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE VARIABLE ANNUITY CONTRACTS OFFERED BY THIS PROSPECTUS TO ANYONE IN ANY STATE OR JURISDICTION IN WHICH SUCH SOLICITATION OR OFFER MAY NOT BE MADE LAWFULLY.


   FEE TABLE

Contract Owner Transaction Expenses
Deferred Sales Load (as a percentage of purchase payments
or amount surrendered, as applicable)   7% maximum
Surrender Fees None
Annual Contract Fee $27.00

Separate Account Annual Expenses
     (as a percentage of average account value)
Mortality Risk Fees 0.85%
Expense Risk Fees   0.40%
Total Separate Account Annual Expenses  1.25%

Maxim Series Fund, Inc. Annual Expenses (as a percentage of Fund average net assets)


Maxim Money Market
Maxim Bond
Maxim Stock Index
Maxim U.S. Govt. Securities
Maxim Total Return
Maxim Small-Cap Index
Management Fees
 .46%
 .60%
 .60%
 .60%
 .60%
 .60%
Other Expenses
None
None
None
None
None
None
TOTAL Maxim Series Fund Expenses

 .46%

 .60%

 .60%

 .60%

 .60%

 .60%

Maxim MidCap (Growth Fund I)
Maxim Corporate Bond
Maxim Small-Cap Value (Ariel Value)
Maxim T. Rowe Price Equity/Income
Maxim INVESCO ADR
Maxim INVESCO Small-Cap Growth
Maxim INVESCO Balanced Management Fees
 .95%
 .90%
1.00%
 .80%
1.00%
 .95%
1.00%
Other Expenses
 .15%
None
 .35%
 .15%
 .30%
 .15%
None
TOTAL Maxim Series Fund Expenses

1.10%

 .90%

1.35%

 .95%

1.50%

1.10%

1.00%

American Century Variable Portfolios, Inc. Annual Expenses (as a percentage of Fund average net assets)


American Century VP Capital Appreciation
American Century VP Balanced
Management Fees
1.00%
1.00%
Other Expenses
None
None
TOTAL American Century Expenses

1.00%

1.00%

     Any premium or other taxes levied by any governmental entity with respect to the Contracts will presently be paid by GWL&A. GWL&A reserves the right to, in the future, deduct the premium tax from Contract Values instead of GWL&A making the premium tax payments. The applicable premium tax rates that states and other governmental entities impose currently range from 0% to 3.50% and are subject to change by the respective state legislatures, by administrative interpretations, or by judicial act. (See "Administrative Charges, Risk Charges and Premium Taxes.")

EXAMPLES

If you do not take a distribution from your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


1 Year
3 Year
5 Year
10 Year
Maxim Money Market Investment Division
$18.42
$ 59.86
$108.09
$264.21
Maxim Bond, Maxim Stock Index, Maxim U.S. Government Securities,
Maxim Total Return and Maxim Small-Cap Index Investment Divisions


$19.86


$64.46


$116.23


$283.18
Maxim MidCap (Growth Fund I) and
Maxim INVESCO Small-Cap Growth
Investment Divisions


$25.00


$80.73


$144.87


$348.81
American Century VP Balanced, American Century VP Capital
Appreciation and Maxim INVESCO Balanced Investment Divisions


$23.97


$77.50


$139.20


$335.95
Maxim Small-Cap Value (Ariel Value)
Investment Division

$27.56

$88.78

$158.93

$380.41
Maxim INVESCO ADR
Investment Division

$27.05

$87.18

$156.13

$374.16
Maxim T. Rowe Price Equity/Income
Investment Division

$23.46

$75.88

$136.36

$329.47
Maxim Corporate Bond
Investment Division

$22.95

$74.25

$133.50

$322.95

If you take a distribution in whole from your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


1 Year
3 Year
5 Year
10 Year
Maxim Money Market Investment Division
$90.63
$114.75
$143.13
$264.21
Maxim Bond, Maxim Stock Index, Maxim U.S. Government Securities,
Maxim Total Return and Maxim Small-Cap Index Investment Divisions


$91.97


$119.12


$151.04


$283.18
Maxim MidCap (Growth Fund I) and
Maxim INVESCO Small-Cap Growth
Investment Divisions


$96.75


$134.58


$178.82


$348.81
American Century VP Balanced, American Century VP Capital
Appreciation and Maxim INVESCO Balanced Investment Divisions

$95.80

$131.51

$173.32

$335.95
Maxim Small-Cap (Ariel Value)
Investment Division

$99.13

$142.22

$192.45

$380.41
Maxim INVESCO ADR
Investment Division

$100.56

$146.78

$200.55

$399.00
Maxim T. Rowe Price Equity/Income
Investment Division

$95.32

$129.97

$170.55

$329.47
Maxim Corporate Bond
Investment Division

$94.84

$128.42

$167.79

$322.95

     The above Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees in the Contracts.

        The purpose of the tables shown above is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. For more information pertaining to these costs and expense see
"Administrative Charges, Risk Charges and Premium Taxes."


FINANCIAL HIGHLIGHTS
Selected Data for Accumulation Units
Outstanding Throughout Each Period
For the Years Ended December 31, 1996

Investment Division
1996
1995
1994

     MAXIM BONDa
Value at beginning of period
$     11.10
$    9.76
$   10.00
Value at end of period
$     11.43
$ 11.10
$     9.76
Increase (decrease) in value of accumulation units
$       0.33
$   1.34
$    (0.24)
Number of accumulation units outstanding at end of period
   5,196.46
1,675.75
        455.62

     MAXIM STOCK INDEXa
Value at beginning of period
$      13.05
$    9.74
$    10.00
Value at end of period
$      15.70
$  13.05
$      9.74
Increase (decrease) in value of accumulation units
$       2.65
$    3.31
$     (0.26)
Number of accumulation units outstanding at end of period
130,996.47
17,200.32
 2,306.48

     MAXIM MIDCAP (GROWTH FUND I)a
Value at beginning of period
$      13.49
$  10.80
$      10.00
Value at end of period
$      14.12
$  13.49
$      10.80
Increase (decrease) in value of accumulation units
$       0.63
$    2.69
$        0.80
Number of accumulation units outstanding at end of period
83,398.90
24,467.21
   4,508.26

     MAXIM SMALL-CAP INDEX a
Value at beginning of period
$     12.18
$    9.77
$      10.00
Value at end of period
$     13.87
$  12.18
$        9.77
Increase (decrease) in value of accumulation units
$       1.69
$    2.41
$       (0.23)
Number of accumulation units outstanding at end of period
10,975.88
2,705.63
      986.29

     MAXIM TOTAL RETURN a
Value at beginning of period
$     11.72
$      9.67
$      10.00
Value at end of period
$     12.94
$    11.72
$        9.67
Increase (decrease) in value of accumulation units
$       1.22
$      2.05
$       (0.33)
Number of accumulation units outstanding at end of period
30,202.42
9,694.71
   2,085.24



Investment Division
1996
1995
1994

     AMERICAN CENTURY VP BALANCED a
Value at beginning of period
$     11.79
$        9.85
$      10.00
Value at end of period
$     13.06
$      11.79
$        9.85
Increase (decrease) in value of accumulation units
$       1.27
$        1.94
$       (0.15)
Number of accumulation units outstanding at end of period
19,490.47
   7,745.10
       199.55

     MAXIM CORPORATE BOND f
Value at beginning of period
$     12.03
$      10.00
Value at end of period
$     13.12
$      12.03
Increase (decrease) in value of accumulation units
$       1.09
$        2.03
Number of accumulation units outstanding at end of period
12,487.29
      799.35

     MAXIM INVESCO ADR b
Value at beginning of period
$     11.25
$      10.00
Value at end of period
$     13.46
$      11.25
Increase (decrease) in value of accumulation units
$       2.21
$        1.25
Number of accumulation units outstanding at end of period
15,132.95
   2,623.01


     MAXIM INVESCO SMALL-CAP GROWTH b
Value at beginning of period
$     13.09
$      10.00
Value at end of period
$     16.39
$      13.09
Increase (decrease) in value of accumulation units
$       3.30
$        3.09
Number of accumulation units outstanding at end of period
33,993.67
   4,511.19

     MAXIM MONEY MARKET e
Value at beginning of period
$     10.17
$      10.00
Value at end of period
$     10.55
$      10.17
Increase (decrease) in value of accumulation units
$       0.38
$        0.17
Number of accumulation units outstanding at end of period
30,070.95
 15,499.45



Investment Division
1996
1995

     MAXIM SMALL-CAP VALUE (ARIEL VALUE) d
Value at beginning of period
$     11.60
$      10.00
Value at end of period
$     13.51
$      11.60
Increase (decrease) in value of accumulation units
$       1.91
$        1.60
Number of accumulation units outstanding at end of period
1,551.40
       697.92

     MAXIM T. ROWE PRICE EQUITY/INCOME b
Value at beginning of period
$     12.92
$      10.00
Value at end of period
$     15.24
$      12.92
Increase (decrease) in value of accumulation units
$       2.32
$        2.92
Number of accumulation units outstanding at end of period
67,415.13
 19,500.37

     MAXIM U.S. GOVERNMENT SECURITIES c
Value at beginning of period
$     11.12
$      10.00
Value at end of period
$     11.41
$      11.12
Increase (decrease) in value of accumulation units
$       0.29
$        1.12
Number of accumulation units outstanding at end of period
15,784.10
    14,812.67

     AMERICAN CENTURY VP CAPITAL APPRECIATION c
Value at beginning of period
$     12.94
$      10.00
Value at end of period
$     12.23
$      12.94
Increase (decrease) in value of accumulation units
$     ( 0.71)
$        2.94
Number of accumulation units outstanding at end of period
15,595.65
    6,110.86

     MAXIM INVESCO BALANCED g
Value at beginning of period
$     10.00
Value at end of period
$     10.13
Increase (decrease) in value of accumulation units
$      0.13
Number of accumulation units outstanding at end of period
 1,307.11

Current Accumulation Unit Values can be obtained by calling GWL&A toll-free at 1-800-523-4106 a The Investment Division commenced operations on September 19, 1994, at a unit value of $10.00
     b The Investment Division commenced operations on January 6, 1995, at a unit value of $10.00.
     c The Investment Division commenced operations on January 18, 1995, at a unit value of $10.00.
     d The Investment Division commenced operations on March 9, 1995, at a unit value of $10.00.
     e The Investment Division commenced operations on August 4, 1995, at a unit value of $10.00.
     f The Investment Division commenced operations on August 8, 1995, at a unit value of $10.00.
     g The Investment Division commenced operations on October 1, 1996, at a unit value of $10.00.

GLOSSARY OF SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meanings.

Accumulation Period: The period before the Annuity Commencement
Date.

Accumulation Unit: An accounting measure used to determine the Contract Value before the Annuity Commencement Date.

Annuitant: The person upon whose life the annuity payments will be based.

Annuity: A series of payments made in respect of an Annuitant for life with a minimum number of payments certain or an ascertainable sum guaranteed, or for the joint lifetime of annuitants and thereafter during the lifetime of the survivor.

Annuity Account: A record that reflects the total value of the Contract Owner's Contract Value.

Annuity Commencement Date: The date on which annuity payments commence.

Annuity Period: The period after the Annuity Commencement Date.

Annuity Unit: An accounting measure used to determine the dollar value of the variable annuity payment.

Automatic Contribution Plan: A plan provided to the Contract Owner to allow for automatic payment of Purchase Payments. The Purchase
Payment amount will be withdrawn from the Contract Owner's pre-authorized bank account and automatically credited to the Annuity Account.

Beneficiary: The person(s) entitled to receive the amount payable upon death when the Annuitant dies before the Annuity Commencement Date and there is no secondary annuitant; or any annuity payments or unpaid proceeds payable under a method of payment option where the Annuitant dies after the Annuity Commencement Date.

Contract: An agreement between GWL&A and the Contract Owner providing a variable annuity. The agreement consists of the contract form and the application.

Contract Owner: The Contract Owner is the person to whom a Contract, as described herein, is issued.

Contract Value: The sum of the dollar values of all the Accumulation Units credited to the Contract during the Accumulation Period.

Executive Offices: 8515 East Orchard Road, Englewood, Colorado
80111.

Fixed Annuity: An annuity with payments which remain the same throughout the payment period and which do not reflect the investment experience of the Series Account.

   Investment Division: The Series Account is divided into
Investment
Divisions, one for each designated Portfolio maintained by the Fund and/or American Century and made available to the Series
Account.

Partial Surrender: A Partial Surrender is a partial redemption of the Contract Value prior to the Annuity Commencement Date.

Purchase Payment(s): The total dollar amount paid (including the initial payment and any additional payments made during the Accumulation Period) to purchase an annuity by or on behalf of a Contract Owner.

Request: Any request in a form, either written, telephoned or computerized, satisfactory to GWL&A and received by GWL&A at its Executive Office, from the Contract Owner, or the Contract Owner's designee as required by any provisions of the Contract, or as required by GWL&A.

   Series Account: The segregated investment account called "Maxim Series Account of Great-West Life & Annuity Insurance Company" existing under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

Sub-Account: Each Investment Division is divided into six
Sub-Accounts, two for allocations under the individual flexible premium contracts issued in connection with IRAs and non-qualified plans and four for allocations under other variable annuity contracts previously offered by GWL&A in connection with IRAs and non-qualified plans.

Surrender: A surrender of the Contract is a total redemption of the Contract Value prior to the Annuity Commencement Date.

Surrender Charge: An amount equal to a percentage of the amount surrendered based on the table shown under "Administrative Charges, Risk Charges and Premium Tax." This charge may also be referred to as a Contingent Deferred Sales Charge.

Transfer: The moving of money from one Investment Division to another Investment Division.

   Valuation Date: The date on which the net asset value of the Fund and/or American Century is determined. For more information on how shares are valued see "The Contracts - Valuation of Accumulation
Units."

Variable Annuity: An annuity providing for payments, the amount of which will vary in accordance with the changing values of securities held in the Series Account.


QUESTIONS AND ANSWERS ABOUT THE SERIES ACCOUNT VARIABLE ANNUITY

What is a variable annuity?

        The Variable Annuity Contract offered in this prospectus is a flexible payment contract, with the option to make additional Purchase Payments during the Accumulation Period. The Contract provides for annuity payments commencing at a future date specified by the Contract Owner. The value of the Contract and the amount of the annuity payments will vary according to the investment results of the Fund and/or American Century.

Who can invest and what is the minimum payment?

     Any individual of legal age who is not older than age 90, may purchase a Contract in the states where the Variable Annuity Contract may be sold lawfully. In the case of IRAs, the individual must also be eligible to participate in an IRA for which the Contracts are designed.

     The minimum initial Purchase Payment necessary to purchase a Contract is $5,000 for a non-qualified plan and $2,000 for an IRA. The Contract Owner may make additional Purchase Payments during the Accumulation Period. Each additional Purchase Payment must equal at least $500 unless payments are made through an Automatic Contribution Plan which is subject to a $50 minimum.

What is the objective of the contracts offered in this Prospectus?

        The objective of the Contracts, which may or may not be realized, is to provide level annuity payments during periods when the economy is relatively stable and to provide increased annuity payments during inflationary and growth periods. GWL&A seeks to assist the Contract Owner in accomplishing this objective by agreeing to make annuity payments continuously for the life of the Annuitant(s) under the Contracts even if such Annuitant(s) outlives the life expectancy used in computing his/her or their annuity. While GWL&A is obligated to make annuity payments regardless of the longevity of the Annuitant(s), the amount of variable annuity payments is not guaranteed. Fixed (guaranteed amount) annuity options are available under the Contracts at the time of annuitization. The market risk factors under the Contracts are borne by the Contract Owner. No assurance can be given that the value of the Contracts during the years before maturity, or the aggregate amount of annuity payments under the Contracts after maturity, will equal or exceed Purchase Payment(s) made under such Contracts. Nevertheless, GWL&A guarantees that, in the event of the Annuitant's death before the Contract anniversary nearest his 75th birthday and before the Annuity Commencement Date, the Death Benefit payable will not be less than the total Purchase Payment(s) made under the contract less any partial surrenders and surrender charges. (See "The Contracts - Death Benefit Prior to Annuity Commencement Date.")

What are the Fund and/or American Century?

        The Purchase Payment(s) are allocated to the Series
Account.
The assets of the Series Account are invested at net asset value in shares of the Fund and/or American Century. The Fund is an open-end management investment company of the series type. American Century is a diversified, open-end management investment company of the series type. The Series Account currently invests in thirteen of the Fund's investment Portfolios and two of American Century's investment Portfolios.

        A more complete description of the Fund and its Portfolios and
American Century and its Portfolios can be found in the accompanying prospectuses which should be read together with this prospectus. The Fund and American Century are required to redeem shares at GWL&A's request. GWL&A reserves the right to add, delete or substitute investment Portfolios subject to the approval, as necessary, by the Securities and Exchange Commission.

How will the Contracts be distributed?

        The Contracts will be distributed through BCE and will be sold by duly licensed insurance agents of GWL&A, registered with BCE, independent insurance brokers, and various other registered broker-dealers. (See "Distribution of the Contracts.")

Is there a short-term cancellation right?

     Yes. Within 10 days (longer in some states) after the Contract is first received, it may be canceled by the Contract Owner for any reason by delivering or mailing it along with a written request to cancel, to GWL&A's Executive Offices or to an authorized agent of GWL&A. (See "Return Privilege.")



What are the charges?

     GWL&A deducts a "Contract Maintenance Charge" of $27 annually from the Contract Value. GWL&A also deducts from the net asset value of the Series Account an amount, computed daily, equal to an annual rate of 0.85% for mortality and 0.40% for expense risk guarantees. There are no deductions made from the Purchase Payment(s). There are also charges associated with the total or partial surrender of a Contract prior to the Annuity Commencement Date. The maximum Surrender Charge is 7%. (See "Administrative Charges, Risk Charges and Premium Taxes.")

        In addition to the charges set forth above, GW Capital Management, Inc. ("GW Capital"), which serves as investment adviser to the Fund, imposes a charge against the net asset value of the Fund, computed daily, for investment advisory services and certain administrative expenses. American Century Investment Management, Inc., which serves as investment adviser to American Century, also imposes a charge against the net asset value of American Century, computed monthly, for investment advisory services and certain administrative expenses. (See "Investments of the Series Account - Investment Advisers.")

What Annuity Options are available?

     The Contract Owner may select any of several Annuity Options, payable on a fixed or variable basis. (See "Annuity Options.")

Can I surrender the Contract in whole or in part?

        Contract Owners may surrender their Contracts in whole or in part prior to the Annuity Commencement Date, subject to the following charges: (a) a Contingent Deferred Sales Charge may be incurred for the total or partial surrender of Contract Value attributable to Purchase Payments which have been credited to a Contract for less than 7 contract years, (see "Administrative Charges, Risk Charges and Premium Taxes") and (b) the Contract Maintenance Charge in the amount of $27 is incurred for total surrender of the Contract in any contract year. These surrender rights may be limited by a retirement plan under which the Contracts are issued. (See "The Contracts-Accumulation Period - Total and Partial Surrenders," for a description of surrender procedures.) Upon a total or partial surrender, a penalty tax may be imposed pursuant to Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") (See "Federal Tax Status.")

Can I change the Investment Division selected for my variable annuity?

        Yes, all or a portion of the Contract Value may be transferred at any time prior to the Annuity Commencement Date by Request without charge. If a Transfer Request is made within 30 days of the Annuity Commencement Date, GWL&A may delay the Annuity Commencement Date by up to 30 days. (See "The Contracts - Transfers Among
Investment Divisions.")

What voting rights will I have?

        Contract Owners will be entitled to instruct GWL&A to vote a proportional number of Fund and/or American Century shares held in the Series Account based upon the value of their Contract. (See
"Voting Rights.")

PERFORMANCE RELATED INFORMATION

        From time to time, the Series Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's historical performance only and is not intended to indicate future performance. Below is a table of performance related information for stated periods ended December 31, 1996.

   Investment Division
Yield
Effective Yield
Maxim Money Market
3.65%
3.77%

Yield and effective yield for the Money Market Investment Division is for the 7-day period ended December 31, 1996. Yield calculations take into account recurring charges against the Series Account and the Money Market Portfolio. All yield and effective yield information is annualized.

Average Annual Total Return


Investment Division
Portfolio
Inception
Portfolio
Inception in
Contract
One Year
Five Years
Ten Years
or Since Inception
Maxim Bond
7/1/82
9/19/94
-4.25%
4.26%
6.11%
Maxim Stock Index
7/1/82
9/19/94
11.83%
11.87%
11.55%
Maxim U.S. Government Securities
4/8/85
1/18/95
-4.55%
4.85%
6.78%
Maxim Small-Cap Index
12/1/93
9/19/94
5.88%
N/A
8.47%
Maxim MidCap (Growth Fund I)
12/31/93
9/19/94
-2.69%
N/A
10.81%
Maxim Total Return
8/6/87
9/19/94
-0.02%
6.98%
7.69%
American Century VP Balanced
5/1/91
9/19/94
3.04%
4.74%
8.26%
American Century VP Capital Appreciation
11/20/87
1/18/95
-12.11%
4.21%
9.40%
Maxim Small-Cap Value (Ariel Value)
12/1/93
3/9/95
8.30%
N/A
7.59%
Maxim INVESCO Small-Cap Growth
11/1/94
1/6/95
16.35%
N/A
22.07%
Maxim T. Rowe Price Equity/Income
11/1/94
1/6/95
9.61%
N/A
18.22%
Maxim INVESCO ADR
11/1/94
1/6/95
11.25%
N/A
11.45%
Maxim Corporate Bond
11/1/94
8/8/95
1.34%
N/A
12.64%
Maxim INVESCO Balanced
11/1/96
11/1/96
N/A
N/A
-5.77%

        The table above shows the total return for each Investment Division of the Series Account calculated on the basis of the historical performance of the corresponding Maxim and American Century Portfolios available under the Contracts (calculated from inception for each corresponding Portfolio or ten years, as applicable) and assumes that the Portfolios were available under the Contract for all of the periods shown (which they were not). Actual total return is shown for periods after which the respective Portfolios became available under Contract. The returns shown reflect deductions for all Series Account expenses and Portfolio expenses. The inception dates of each Investment Division and the corresponding Maxim and American Century Portfolios are also listed in the table above.

        The Series Account may include total return advertisements or other sales material regarding the various Investment Divisions available through the Series Account. When the Series Account advertises total return, it will be calculated for one year, five years and ten years or some other relevant period if the Portfolio has not been in existence for at least ten years. Total return is measured by comparing the value of an investment at the beginning of the relevant period to the value of the same investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions.) In calculating total return, it is assumed that the entire value of the Investment Division will be distributed on the last day of the period and any Surrender Charge will be deducted.

        For the Maxim Money Market Investment Division, "yield" refers to the income generated by an investment in the Maxim Money Market Investment Division over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" of the Maxim Money Market Investment Division is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The yield and effective yield calculations for the Maxim Money Market Investment Division includes all recurring charges under the Contracts (but does not include any Surrender Charges), and is lower than yield and effective yield for the Fund which does not have comparable charges.

     For more complete information regarding the method used to calculate yields, effective yields, and total return of the respective Investment Divisions, see the Statement of Additional
Information.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

     GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

     GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia and 49 states in the United States.

     GWL&A is a wholly-owned subsidiary of The Great-West Life Assurance Company. The Great-West Life Assurance Company is a subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

     GWL&A has primary responsibility for administration of the Contracts and the Series Account. Its Executive Offices are located at 8515 E. Orchard Road, Englewood, Colorado 80111.

   MAXIM SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE
COMPANY

     The Series Account was originally established by GWL&A under Kansas law on June 24, 1981. The Series Account now exists pursuant to Colorado law as a result of the redomestication of GWL&A. The Series Account has been registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the 1940 Act. Such registration does not involve supervision of the management of the Series Account or GWL&A by the Securities and Exchange Commission

     The Series Account currently has fifteen Investment Divisions available to Contract Owners. If, in the future, GWL&A determines that marketing needs and investment conditions warrant, it may establish additional Investment Divisions which will be made available to existing Contract Owners to the extent and on a basis to be determined by GWL&A. Each Investment Division will invest solely in shares of the Fund or American Century. Each Investment Division is subdivided into six Sub-Accounts. Two sub-accounts are for allocations under this individual flexible premium Contract issued in connection with IRAs and non-qualified plans. The four remaining sub-accounts are for allocations under other variable annuity contracts previously offered by GWL&A in connection with qualified plans and non-qualified plans.

     GWL&A does not guarantee the investment performance of the Series Account. The value of a Contract and the amount of variable annuity payments depends on the investment performance of the Fund and/or American Century. Thus, the Contract Owner bears the full investment risk for all amounts allocated to the Series Account.

     The Series Account is administered and accounted for as part of the general business of GWL&A; but the income, capital gains, or capital losses of each Sub-Account of each Investment Division are credited to or charged against the assets held in that Sub-Account in accordance with the terms of each Contract, without regard to other income, capital gains or capital losses of any other Sub-Account or arising out of any other business GWL&A may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business GWL&A may conduct. Nevertheless, all obligations arising under the contracts are general corporate obligations of GWL&A. GWL&A has primary responsibility with respect to the administration of the affairs of the Series Account.

THE CONTRACTS

Purchase Payment(s)

     Persons wishing to purchase a Contract must complete an application form to be forwarded to GWL&A for acceptance. The minimum initial Purchase Payment for a Contract is $5,000 for a non-qualified Contract and $2,000 for an IRA Contract.

     Prior to the Annuity Commencement Date, the Contract Owner may make additional Purchase Payments either directly or through an Automatic Contribution Plan. The minimum amount of an additional Purchase Payment is $500 except if made by an Automatic Contribution Plan in which case the minimum additional Purchase Payment amount is $50. Nevertheless, for purposes of calculating the Surrender Charge (see "Administrative Charges, Risk Charges and Premium Taxes) that is incurred for partial or total surrenders of Contract Value, the initial Purchase Payment under a Contract determines the status of any additional Purchase Payments.

Purchase of Contracts

     No sales load is deducted from the Contract Purchase
Payment(s); however, upon total or partial surrender of the Contract Value, GWL&A may deduct certain charges as reimbursement for sales and administrative expenses. (See "Administrative
Charges, Risk Charges and Premium Taxes.")

        The initial Purchase Payment will be applied after receipt by
GWL&A within two business days, if the application form is complete. If an incomplete application form is completed within five business days of GWL&A's receipt, the initial Purchase Payment will be applied within two business days of the application's completion. If an incomplete application can not be completed within five business days after receipt by GWL&A the initial purchase payment will be returned at once unless the prospective purchaser specifically consents to GWL&A retaining the Purchase Payment until the application is completed. Subsequent Purchase Payments will be applied upon receipt by GWL&A on the day received.

Amendment of Contracts

     GWL&A reserves the right to amend the contracts to meet the requirements of the Investment Company Act of 1940 or other applicable federal or state laws or regulations. GWL&A will notify the Contract Owners of any such changes.

Ownership

     The Contract Owner has all rights under the Contract. Under law, the assets of the Series Account are held for the exclusive benefit of Contract Owners and their designated Beneficiaries and are not chargeable with liabilities arising out of any other business that GWL&A may conduct.

     Contracts issued to non-qualified plans may be assigned to another person, but such assignment or transfer shall not be effective until written notification is received and recorded by GWL&A. Contracts issued for IRAs may not be assigned. GWL&A assumes no responsibility for the validity or effect of any assignment. Contract Owners should consult their tax advisors regarding the consequences of an assignment.

   Transfers Among Investment Divisions

     Where permitted by state law and the applicable retirement plan, Investment Division transfers are permitted while the Annuitant is living, as described below. No charge is made by GWL&A for effecting any transfer.

     Contract Owners who contemplate making a transfer should carefully consider their annuity objectives and those of their current and proposed Investment Division(s) before electing a transfer. Frequent transfers may be inconsistent with the long-term objective of the Contract. Prior to the Annuity Commencement Date, a Contract Owner may transfer all or a portion of the Contract Value allocated to an Investment Division of the Series Account to other Investment Division(s) subject to the limitations described below. A Transfer will result in the purchase of Accumulation Units in one Investment Division, and a surrender of Accumulation Units in the other Investment Division(s). Such Transfer will be accomplished at relative Accumulation Unit values next computed immediately following GWL&A's receipt of a Contract Owner's Request unless a later date is designated. Transfer Requests received after 4:00 p.m., EST/EDT, shall be deemed to have been received on the next following valuation date. Transfers among Investment Divisions generally may be made without incurring any Federal income taxes. If a Transfer request is received by GWL&A within 30 days of the Annuity Commencement Date, GWL&A may delay the Annuity Commencement Date by not more than 30 days.

     For Requests made by telephone, GWL&A will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transactions, in order to confirm that instructions communicated are genuine. Any telephone instructions reasonably believed by GWL&A to be genuine will be the responsibility of the Contract Owner, including losses arising from any errors in the communication of instructions. As a result, the Contract Owner will bear the risk of loss. If GWL&A does not employ reasonable procedures to confirm that instructions communicated are genuine, GWL&A may be liable for any losses due to unauthorized or fraudulent instructions.

     Once annuity payments have begun, no Transfers may be made from a fixed annuity payment option to a variable payment option, or vice versa; however, for variable annuity payment options, Transfers may be made among Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

   Custom Transfer:  Dollar Cost Averaging (Automatic
Transfers)

        A Contract Owner may, by Request, automatically Transfer amounts from one Investment Division selected from among those being allowed under this option to any of the other Investment Divisions at regular intervals. The intervals between Transfers may be monthly, quarterly, semi-annually or annually. The Transfer will be initiated one frequency period following the date of the Request, and thereafter Transfers will continue on the same day each interval unless terminated by you, or for other reasons as set forth in the Contract. Transfers can only occur on dates the New York Stock Exchange ("NYSE") is open. If there are insufficient funds in the applicable Investment Division on the date of Transfer, no Transfer will be made; however, Custom Transfer:
Dollar Cost Averaging will resume once there are sufficient funds in the applicable Investment Division.

     Automatic Transfers must meet the following conditions:

     1. The minimum amount that can be Transferred out of the selected Investment Division is $100 per month.

     2. The Contract Owner must specify the percentage or dollar amount to be Transferred, the Accumulation Unit Values will be determined on each Transfer date.

        Custom Transfer: Dollar Cost Averaging may be used to purchase Accumulation Units of the Investment Divisions over a period of time so fewer Accumulation Units are purchased when prices are greater and more Accumulation Units when prices are lower. Participation in Custom Transfer: Dollar Cost Averaging does not, however, assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market. The Contract Owner, by Request, may cease Custom Transfer: Dollar Cost Averaging at any time. The Company reserves the right to modify, suspend or terminate Custom Transfer: Dollar Cost Averaging at any time.

Custom Transfer:   Rebalancer Option

        The Contract Owner may, by Request, automatically Transfer among the Investment Divisions on a periodic basis by electing the Custom Transfer: Rebalancer Option. This option automatically reallocates the Variable Account Value to maintain a particular allocation among Investment Divisions selected by the Contract Owner. The amounts allocated in each Investment Division will increase or decrease at different rates depending on the investment experience of the Investment Division.

        The Contract Owner may Request that the rebalancing occur one time only, in which case the Transfer will take place after it has been received and processed by the Company as provided in the Contract. Rebalancing may also be set up on a quarterly, semi-annual or annual basis, in which case the first Transfer will be initiated one frequency period following the date of the Request. On the Transfer date for the specified Request, assets will be automatically reallocated to the selected Investment Divisions. Rebalancing will continue on the same day each interval unless terminated by you, or for other reasons as set forth in the Contract. Transfers can only occur on dates the NYSE is open. In order to participate in the Custom Transfer: Rebalancer Option, the Contract Owner's entire Variable Account Value must be included.

        The Contract Owner must specify the percentage of Variable Account Value to be allocated to each Investment Division and the frequency of rebalancing. The Contract Owner, by Request, may modify the allocations or cease the Custom Transfer: Rebalancer Option at any time. Participation in the Custom Transfer:
Rebalancer Option and Custom Transfer: Dollar Cost Averaging at the same time is not allowed. Participation in the Custom Transfer:
Rebalancer Option does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market. The Company reserves the right to modify, suspend, or terminate the Custom Transfer: Rebalancer Option at any time.

ACCUMULATION PERIOD

Allocation of Purchase Payment(s)

        Purchase Payment(s) are allocated according to instructions of the Contract Owner to one of two Sub-Accounts of each existing Investment Division, one for allocations under a Contract issued in connection with an IRA and the other for a Contract issued in connection with a non-qualified plan. Upon allocation to the appropriate Sub-Account, the Purchase Payment is converted into Accumulation Units. The number of Accumulation Units credited with respect to the initial Purchase Payment under a Contract is determined by dividing the amount allocated to each Sub-Account by the value of an Accumulation Unit for that Sub-Account. The number of Accumulation Units with respect to any additional Purchase Payments under a Contract is determined by dividing the amount allocated to the appropriate Sub-Account by the value of an Accumulation Unit for that Sub-Account on the valuation date the Purchase Payment is accepted. Purchase Payments received after 4:00 p.m., EST/EDT, shall be deemed to have been received on the next following valuation date. The number of Accumulation Units so determined shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit will vary in amount depending upon the investment experience of the Fund and/or American Century.

Valuation of Contracts

     The value of a Contract Owner's Contract at any time prior to the Annuity Commencement Date equals the sum of the values of the Accumulation Units credited under the Contract.

Valuation of Accumulation Units

        A "Valuation Date" is the date on which the net asset values of the shares of the Fund and/or American Century are determined. Purchasers should refer to the Fund and/or American Century prospectuses for information concerning pricing. The Fund and American Century currently compute the net asset value per share of each Portfolio as of 4:00 p.m., EST/EDT daily, Monday through Friday, except on (i) days on which changes in the value of the Fund's and/or American Century's portfolio securities will not materially affect the current net asset value of the shares of the Portfolio of the Fund and/or American Century; (ii) days during which no shares of a Portfolio of the Fund or American Century were tendered for redemption and no order to purchase or sell such shares is received by the Fund or American Century; or (iii) holidays on which the New York Stock Exchange is closed. On the day after Thanksgiving, however, transactions submitted other than by automated voice response unit or by computer link will not be processed. A "Valuation Period" is the period between the ending of two successive Valuation Dates.

        Accumulation Units for each Sub-Account are valued separately, but the method used for valuing Accumulation Units in each Sub-Account is the same. Initially, the value of each Accumulation Unit was set at $10.00. Thereafter, the value of an Accumulation Unit in any Sub-Account on any Valuation Date equals the value of an Accumulation Unit in that Sub-Account as of the immediately preceding Valuation Date multiplied by the "Net Investment Factor" of that Sub-Account for the current Valuation Period. Accumulation Unit Values are valued once each day in which the Fund and/or American Century shares are valued.

     The Net Investment Factor for each Sub-Account for any
Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a) is the net result of:

          (1) the net asset value per share of the Fund and/or
American Century shares held in the Sub-Account determined as of the end of the current Valuation Period, plus

     (2) the per share amount of any dividend (or, if applicable, capital gain) distributions made by the Fund and/or American Century, on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

     (3) a per unit charge or credit for any taxes incurred by, or provided for, in the Sub-Account, which is determined by GWL&A to have resulted from the maintenance of the Sub-Account; and

     (b) is the net result of:

     (1) the net asset value per share of the Fund and/or American Century shares held in the Sub-Account determined as of the end of the immediately preceding Valuation Period, minus or plus

     (2) the per unit charge or credit for any taxes provided for the immediately preceding Valuation Period; and

     (c) is a factor representing the charges deducted from the Series Account on a daily basis for mortality and expense risks.
Such factor is equal on an annual basis to 1.25% of the daily net asset value of the Series Account.

     The Net Investment Factor may be greater or less than one and, therefore, the value of an Accumulation Unit in any Sub-Account may increase or decrease from Valuation Period to Valuation Period.

     The net asset value per share referred to in paragraphs (a)(1) and (b)(1), above, reflect the investment performance of the Fund and/or American Century as well as the payment of Fund expenses.
(See "Investments of the Series Account.")

Death Benefit Prior to Annuity Commencement Date

        In the event of the death of an Annuitant prior to the Annuity
Commencement Date and before age 75, a Death Benefit will be paid to the Beneficiary in an amount which is the greater of either (1) the Contract Value as of the date notice of death is received, less Premium Tax, if any; or (2) the total Purchase Payment(s) made under the Contract less the amount of any partial surrenders of Contract Value, any Surrender Charges for such partial surrenders (See "Administrative Charges, Risk Charges and Premium Taxes - Surrender Charge") and any periodic payments, less Premium Tax, if any. If the Annuitant dies before the Annuity Commencement Date, and after age 75, the Contract Value as of the date of death, less Premium Tax, if any, will be paid to the Beneficiary.

     If the Contract Owner has not elected an annuity option, the Beneficiary may make an election during a 60 day period commencing with the date of death of the Annuitant. The Annuity Commencement Date shall be the date specified in the election, but no later than 60 days after receipt of notification of death by GWL&A. Contract Value for purposes of exercising the annuity option will be the same as reflected in the preceding paragraph. If no election is made, a variable life annuity with a guaranteed period of 20 years will be provided.

     The Contract Owner may designate or change a Beneficiary during the life of the Annuitant by filing a Request in a form acceptable to GWL&A. Each change of Beneficiary revokes any previous designation. GWL&A reserves the right to require presentation of the Contract for endorsement of a change of Beneficiary.

     Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a
Beneficiary: (1) if any Beneficiary dies before the Annuitant, that Beneficiary's interest will pass to any other surviving Beneficiaries to be shared equally; or (2) if no other Beneficiary survives the Annuitant, the Beneficiary's interest will pass to the Contract Owner. There are no restrictions on a Beneficiary's use of the proceeds unless previously so limited by the Contract Owner.

Total and Partial Surrenders

        The Contract provides that a Contract Owner may, upon Request, surrender the Contract, in whole or in part, prior to the Annuity Commencement Date (unless prohibited by any applicable retirement plan) and subject to the limitations described below. After any partial surrender, the Contract Value must be at least $2,000. The Contract Value available upon surrender is the current value of the contract at the end of the Valuation Period during which the Request for total or partial surrender is received by GWL&A. Requests for total or partial surrender received after 4:00 p.m., EST/EDT, shall be deemed to have been received on the next following Valuation Date. If a partial surrender is made within 30 days prior to the Annuity Commencement Date, GWL&A may delay the Annuity Commencement Date by 30 days. The amount of any partial surrender requested, plus any Surrender Charges, will be deducted from the Contract Value. The contract Owner must elect the Sub-Account(s) from which a partial surrender is to be made. If no election is made, the Request for partial surrender will be denied. The proceeds will be paid in one sum within seven days after GWL&A receives the Request at its Executive Offices at 8515 East Orchard Road, Englewood, Colorado 80111. The payment may be postponed as permitted by the Investment Company Act of 1940.</R.

     There are certain charges associated with the total or partial surrender of a Contract prior to the Annuity Commencement Date.
(See "Administrative Charges, Risk Charges and Premium Taxes.")

     The tax consequences of total and partial surrenders are discussed under the section entitled "Federal Tax Status".

INVESTMENTS OF THE SERIES ACCOUNT



        Purchase Payments made under a Contract are allocated by GWL&A in accordance with the direction of the Contract Owner to the appropriate Sub-Account of the designated Investment Division of the Series Account, depending upon whether the Contract is issued in connection with an IRA or a non-qualified plan. Each Investment Division invests in shares of the Fund or American Century at net asset value.

Investment Advisers

        The investment adviser (the "Investment Adviser") for the Fund is GW Capital, which is registered with the Securities and Exchange Commission as an investment adviser. The Investment Adviser provides portfolio management and investment advice to the Fund and administers its other affairs subject to the supervision of the Fund's Board of Directors.

        The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Investment Adviser connected with investment and economic research, trading and investment management of the Fund. The Investment Advisory Agreement also obligates the Investment Adviser to pay all other expenses incurred in the Fund's operation and all of its general administrative expenses, except extraordinary expenses. As compensation for its services to the Fund, the Investment Adviser receives monthly compensation at the annual rate of 0.46% of the average daily net assets of the Maxim Money Market Portfolio of the Fund; 0.60% of the average daily net assets of each of the following: the Maxim Bond Portfolio; the Maxim U.S. Government Securities Portfolio; the Maxim Stock Index Portfolio; the Maxim Total Return Portfolio; and the Maxim Small-Cap Index Portfolio. The Investment Adviser also receives monthly compensation at the annual rate 0.90% of the average daily net assets of the Maxim Corporate Bond Portfolio.

        With respect to the remaining Portfolios, the Investment Adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Maxim T. Rowe Price Equity/Income Portfolio; 0.95% of the average daily net assets of each of the Maxim INVESCO Small-Cap Growth and Maxim MidCap (Growth Fund I) Portfolios; and, 1.00% of the average daily net assets of the Maxim INVESCO ADR Portfolio, the Maxim INVESCO Balanced Portfolio and the Maxim Small-Cap Value (Ariel Value) Portfolio, respectively, as compensation for its services in connection with these Portfolios. The Investment Adviser is responsible for all expenses incurred in performing investment advisory services. The Fund pays other expenses incurred in its operation with respect to these Portfolios, including general administrative and extraordinary expenses. The Investment Adviser has agreed to pay any expenses of the Fund which exceed an annual rate of 0.95% of the average daily net assets of the Maxim T. Rowe Price Equity/Income Portfolio; 1.10% of the average daily net assets of the Maxim INVESCO Small-Cap Growth and Maxim MidCap (Growth Fund I) Portfolios, respectively; 1.35% of the average daily net assets of the Maxim Small-Cap Value (Ariel Value) Portfolio and 1.30% of the average daily net assets of the Maxim INVESCO ADR Portfolio.

        American Century Investment Management, Inc. is the investment adviser for American Century. American Century Investment
Management, Inc. has been the investment adviser of American
CenturySM Investments, a group of registered investment companies, since 1958. Additionally, it acts as the investment adviser for employee benefit plans and endowment funds.

        American Century Investment Management, Inc. supervises and manages the investment Portfolios of American Century and directs the purchase and sale of its investment securities, subject only to any directions of American Century's Board of Directors. American Century Investment Management, Inc. pays all the expenses of American Century except brokerage, taxes, interest, fees and expenses of non-interested directors (including counsel fees) and extraordinary expenses. American Century Services Corporation, American Century Tower, 4500 Mail Street, Kansas City, Missouri 64111, is transfer agent of American CenturySM Investments. It provides facilities, equipment and personnel to American CenturySM Investments, and is paid for such services by American Century Investment Management, Inc. Certain administrative services that would otherwise be performed by American Century Services Corporation, may be performed by the insurance company that purchases American Century shares, and American Century Investment Management, Inc. may pay it for such services.

        For the foregoing services, American Century Investment Management, Inc. is paid a fee of 1.00% of the average net assets of each series of American Century during the year. The fee is paid and computed each month by multiplying 1.00% of the average daily closing net asset values of the shares of each series of American Century during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years). Many investment companies pay smaller investment management fees, however, most companies also pay in addition certain of their own expenses, while American Century expenses specified above are paid by American Century Investment Management, Inc..

        American Century Investment Management, Inc. and American Century Services Corporation are both wholly owned by American Century Companies, Inc. James E. Stowers, Jr., President of American CenturySM Investments, controls American Century Companies, Inc. by virtue of his ownership of a majority of its common stock.

Sub-Advisers

     T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the sub-advisor to the Maxim T. Rowe Price Equity/Income Portfolio. T. Rowe Price is a Maryland corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price receives monthly compensation from the Investment Adviser at the annual rate of 0.50% on the first $20 million of average daily net assets, 0.40% on the next $30 million of average daily net assets and 0.40% on all assets once total average daily net assets exceed $50 million.

        INVESCO Trust Company ("ITC") serves as the sub-adviser of the
Maxim INVESCO Small-Cap Growth Portfolio and the Maxim INVESCO Balanced Portfolio. ITC is a Colorado Trust Company and an indirect wholly-owned subsidiary of INVESCO PLC. ITC and a registered investment trust company. Its principal business address is 7800 E. Union Avenue, Denver, Colorado 80237. With respect to the Maxim INVESCO Small-Cap Growth Portfolio ITC receives monthly compensation from the Investment Adviser at the rate of 0.55% on the first $25 million of average daily net assets, 0.50% on the next $50 million of average daily net assets, 0.40% on the next $25 million of average daily net assets, and 0.35% on all amounts over $100 million of average daily net assets. ITC also receives monthly compensation from the Investment Adviser at an annual rate of 0.50% of the average net daily net assets of the Maxim INVESCO Balanced Portfolio up to $25 million, 0.45% on the next $50 million, 0.40% on the next $25 million, and 0.35% of such value in excess of $100 million.

     INVESCO Capital Management, Inc. ("ICMI") serves as the sub-adviser to the Maxim INVESCO ADR Portfolio. ICMI is a Delaware corporation and an indirect wholly-owned subsidiary of INVESCO PLC. ICMI is registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 1315 Peachtree Street, Atlanta, Georgia 30309. ICMI receives monthly compensation from the Investment Adviser at the annual rate of 0.55% on the first $50 million of average daily net assets, 0.50% on the next $50 million of average daily net assets, and 0.40% on assets over $100 million of average daily net assets.


        Loomis, Sayles & Company, LP ("Loomis Sayles") serves as the sub-adviser to the Maxim Corporate Bond Portfolio. Loomis Sayles is a Delaware limited partnership and is an indirect, majority-owned subsidiary company of New England Life Insurance Company. Loomis Sayles is registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is One Financial Center, Boston, Massachusetts 02111. Loomis Sayles receives monthly compensation from the Investment Adviser at the annual rate of 0.30% of the average daily net assets of the Maxim Corporate Bond Portfolio.

        Ariel Capital Management, Inc. ("Ariel") serves as the sub-adviser to the Maxim Small-Cap Value (Ariel Value) Portfolio. Ariel is a privately held minority-owned money manager registered with the Securities and Exchange Commission as an investment adviser. Its principal business address is 307 North Michigan Avenue, Chicago, Illinois 60601. Ariel receives monthly compensation from the Investment Adviser at the annual rate of 0.40% on assets up to $5 million of average daily net assets, 0.35% on the next $10 million of average daily net assets, 0.30% on the next $10 million of average daily net assets, and 0.25% on assets over $25 million of average daily net assets.

        Janus Capital Corporation ("Janus") serves as the sub-adviser to the Maxim MidCap (Growth Fund I) Portfolio. As such, Janus is responsible for managing the investment and reinvestment of assets of the Maxim MidCap (Growth Fund I) Portfolio, subject to review and supervision of the Investment Adviser and the Board of Directors. Janus bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Maxim MidCap (Growth Fund I) Portfolio. Janus is a Colorado corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal address is 100 Fillmore Street, Suite 300, Denver, Colorado 80206. The Investment Adviser is responsible for compensating Janus, which receives monthly compensation from the Investment Adviser at the annual rate of 0.60% on the first $100 million and 0.55% on all amounts over $100 million of the Maxim MidCap (Growth Fund I) Portfolio assets.

Participating Mutual Funds

        The investment objectives and policies of the Fund and American Century are summarized on page 2 of this prospectus. Information about the Fund and American Century, their investment objectives, restrictions, policies, expenses and other information of interest to Contract Owners may be found in the accompanying Fund and American Century prospectuses, which should be read together with this prospectus before investing. The investment objectives and policies of the Fund and American Century are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund or American Century. The portfolio investments of the Fund and American Century are subject to risks of changing market and economic conditions and the ability of the Fund's and American Century's management to anticipate such changes. THERE IS NO ASSURANCE THAT THE PORTFOLIOS OF THE FUND OR AMERICAN CENTURY WILL ACHIEVE THEIR STATED OBJECTIVES.

Reinvestment and Redemption

        All dividend distributions of the Fund and American Century will be automatically reinvested in shares of the Fund and American Century at their net asset value on the date of distribution; all capital gains distributions of the Fund and American Century, if any, will likewise be reinvested at the net asset value on the record date. GWL&A will redeem Fund and American Century shares at their net asset value to the extent necessary to make annuity or other payments under the Contracts.

Substitution of Investments

     GWL&A reserves the right, subject to compliance with the law as currently applicable or subsequently changed, to make additions to, deletions from or substitutions for the investments held by the Series Account. In the future, GWL&A may establish additional Investment Divisions within the Series Account. These Investment Divisions will be established if and when, in the sole discretion of GWL&A, marketing needs and investment conditions warrant, and will be made available to existing Contract Owners to the extent and on the basis to be determined by GWL&A.

        If the shares of the Fund or American Century should no longer be available for investment, or, in the judgment of GWL&A's management, further investment in Fund or American Century shares should become inappropriate in view of the purposes of the Contract, then GWL&A may substitute shares of another mutual fund for shares already purchased, or to be purchased in the future, under the Contract. No substitution of securities in any Contract Owner's account may take place without prior approval of the Securities and Exchange Commission.

Mixed and Shared Funding

        The Series Account invests in shares of the Fund and American
Century, both of which are open-end management investment companies, which are registered with the Securities and Exchange Commission. Such registration does not involve supervision of the management of the Fund or American Century by the Securities and Exchange Commission. Shares of the Fund are also sold to the other separate accounts established by GWL&A to receive and invest premiums paid under variable annuity contracts and variable life policies issued by GWL&A. The Fund is also sold to other insurance companies to fund the benefits of variable annuity or variable life insurance contracts. Shares of American Century are also sold to other separate accounts established by GWL&A and to other insurance companies to fund the benefits of variable annuity or variable life insurance contracts. In the future, shares of the Fund or American Century may be sold to other separate accounts of GWL&A or its affiliates. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund and/or American Century simultaneously. Although neither GWL&A nor the Fund nor American Century currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, the Boards of Directors of both the Fund and American Century intend to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Fund shares by one or more of GWL&A's separate accounts or other insurance companies, or the sale of American Century shares by GWL&A or other insurance companies, which could have adverse consequences. Material conflicts between policy owners and contract owners could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any Portfolio of the Fund or American Century, or (4) differences in voting instructions between those given by policy owners and those given by contract owners.

ADMINISTRATIVE CHARGES, RISK CHARGES AND PREMIUM TAXES

Contract Maintenance Charge

     Prior to the Annuity Commencement Date, GWL&A will deduct a Contract Maintenance Charge in the amount of $27 annually from the Contract Value to compensate GWL&A for the administrative services provided to Contract Owners. This charge will be prorated among the Investment Divisions in which the Contract is invested based upon the portion of the Contract Value allocated to the Investment Division.

Surrender Charge

     In the circumstances described below, a Surrender Charge will be deducted on any total or partial surrender. However, a Surrender Charge Free Amount may be applied in some circumstances. The Surrender Charge Free Amount is an amount against which the Surrender Charge will not be assessed. The Surrender Charge Free Amount shall not exceed 10% of the Contract Value at December 31 of the calendar year prior to the year in which the amount is being surrendered. Only one Surrender Charge Free Amount is available in each calendar year. The Surrender Charge Free Amount will be applied on the first surrender made in that year.

     On any total or partial surrender, a Surrender Charge will be deducted on the amount in excess of the Surrender Charge Free Amount except when the Contract Owner elects: (a) a payment option with an annuity payment period of at least thirty-six (36) months; or (b) a periodic payment option (unless there is a partial surrender, see "Periodic Payment Option"); or (c) a surrender due to a medical condition requiring the Contract Owner's confinement to an eligible nursing home for 90 consecutive days. The Surrender Charge will be equal to a percentage of the amount distributed based on the table shown below:

Year Completed Percentage of Distribution

     1    7%
     2    6%
     3    5%
     4    4%
     5    3%
     6    2%
     7+   0%

Deductions for Assumption of Mortality and Expense Risks

     GWL&A deducts, from the daily net asset value of the Series Account attributable to the Contracts, an amount, computed daily, which is equal to an annual rate of 1.25%, 0.85% is allocable to mortality risk and 0.40% is allocable to expense risk. This charge is designed to compensate GWL&A for its assumption of certain mortality, death benefit and expense risks described below. The level of this charge is guaranteed and will not change.

     GWL&A's assumption of mortality risks guarantees that the variable annuity payments made to the Beneficiary or other payee will not be affected by the mortality experience (life span) of persons receiving such payments, or of the general population. GWL&A assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, if the Annuitant should die prior to the Contract anniversary nearest his 75th birthday, GWL&A is at risk to the extent that the amount of Purchase Payment(s) made exceed the Contract Value less any partial surrenders and Surrender Charges as of the date notice of death is received.

        GWL&A also assumes the risk that the charges for administrative expenses, which cannot be increased by GWL&A, will be insufficient to cover actual administrative costs. The administrative services which GWL&A provides to Contract Owners include processing of application for and issuance of the Contracts, processing of transfers among Investment DivisionS as requested, purchase and redemption of Fund and/or American Century shares as required, maintenance of records, administration of annuity payments, accounting and valuation services, and regulatory and reporting services.

     If the 1.25% charge proves insufficient to cover administrative costs in excess of the Contract Maintenance Charge made for administrative expenses, plus any losses from the mortality risk, the loss will be borne by GWL&A; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to GWL&A.

Deductions for Premium Taxes

     Any premium tax or other tax (herein collectively referred to as premium taxes) levied by any government entity as a result of the existence of the Contracts or the Series Account is currently paid when due by GWL&A in accordance with applicable law. Because GWL&A is a Colorado corporation a tax of up to 3.50% could apply if a tax is levied.

        The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by the respective state legislatures, by administrative interpretations or by judicial acts. Such premium taxes will depend, among other things, on the state of residence of the Contract Owner and the insurance laws, tax laws and status of GWL&A in these states when the premium taxes are incurred.

PERIODIC PAYMENT OPTION

     The periodic payment option is a distribution option that is not considered an Annuity option. Since the periodic payment option is not an Annuity option, the Contract remains in the Accumulation Period and retains all rights and flexibility described in this prospectus except that no Purchase Payments may be made while the Contract Owner is receiving periodic payments. The Surrender Charge does not apply to periodic payments but if a partial surrender from the periodic payment option is made, a Surrender Charge will be deducted and the Surrender Charge Free Amount will not apply. If periodic payments cease, the Contract Owner may resume making Purchase Payments at which time the Surrender Charge Free Amount again becomes effective.

        For distributions from a periodic payment option, all or a portion of such distributions will be includable in the Contract Owner's gross income in the year in which the distribution is taken. In addition, an early withdrawal penalty may apply if such distribution is taken prior to age 59 1/2.

        To elect the periodic payment option, the Contract Owner must
Request that all or part of the Contract Value be applied to the periodic payment option. The Contract Owner must specify: (1) the payment frequency (either 12, 6, 3 or 1 month intervals); (2) the payment amount (a minimum of $50 is required); (3) the calendar day of the month on which payments will be made; (4) one payment option; and, (5) the allocation of payments among Sub-Accounts. Once a Sub-Account has been depleted, GWL&A will automatically prorate the remaining payments among all Sub-Accounts unless the Contract Owner Requests the selection of another Sub-Account.

     Payments will cease the earlier of: (1) the date the amount elected to be paid under the option selected has been reduced to zero; (2) the Contract Owner Requests the payments to stop; (3) the death of the Annuitant or Contract Owner; or, (4) the Contract Value is zero.

     The Contract Owner must elect one of the following 3 payment options: (1) Income for a Specified Period for at least thirty-six
(36) months - The Contract Owner elects the duration over which payments will be made. This amount may vary based on the duration; or, (2) Income of a Specified Amount for at least thirty-six (36) months - The Contract Owner elects the dollar amount of the payments. Based on the amount elected, the duration may vary; or,
(3) Minimum Distribution - The Contract Owner may Request minimum distributions, on IRAs only, as specified under Section 401(a)(9) of the Code.

ANNUITY OPTIONS

     A Contract Owner selects an Annuity Commencement Date prior to issuance of the Contract, except that Contracts issued in connection with individual retirement annuity plans (described in Section 408(b) of the Code) provide for annuity payments to commence at the date and under the option specified in the plan.

     Upon Request, the Contract Owner may change a previously selected Annuity Commencement Date by postponing or accelerating the Annuity Commencement Date. The Contract Owner must give GWL&A at least 30 days notice before effecting the commencement of annuity payments.

        The Contract provides for four annuity payment options ("Annuity Options") described below, as well as any such other Annuity Options as GWL&A may choose to make available in the future. The Contract Owner may choose a combination of any of the Annuity Options. A Contract Owner may change his selection of an Annuity Option upon Request at least 30 days prior to the Annuity Commencement Date. The Contract also provides that the Contract Owner may elect to receive the Contract Value in one sum at the Annuity Commencement Date. However, a one sum amount and annuity payment periods of less of than thirty-six (36) months will be subject to any applicable Surrender Charge.

     If a Contract Owner does not elect otherwise, the Contract automatically provides for a variable life annuity (with respect to the variable portion of the Contract Value) and/or a fixed life annuity (with respect to the fixed portion of the Contract Value) with a guaranteed period of 20 years.

     The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

Option No. 1: Income of Specified Amount (available solely as fixed dollar payments)

     The amount applied under this Option may be paid to the payee in equal annual, semiannual, quarterly or monthly installments of the dollar amount elected of not more than 240 months. Since payments under this Option will not vary with the investment performance of the Investment Division(s) of the Series Account, no deduction will be made by GWL&A after the Annuity Commencement Date for the assumption of mortality and expense risks.

Option No. 2: Income for Specified Period (available solely as fixed dollar payments)

     Annuity Payments are paid to a payee annually, semiannually, quarterly or monthly, as elected, for a selected number of years. Since payments under this Option will not vary with the investment performance of Investment Division(s) of the Series Account, no deduction will be made by GWL&A after the Annuity Commencement Date for assumption of mortality and expense risks.

Option No. 3: Life Annuity with Payments Guaranteed for Designated
Period

     This option provides for monthly payments during a designated period and thereafter throughout the lifetime of the payee. The designated period may be 5, 10, 15 or 20 years. This option is available on either a variable or a fixed dollar payment basis.

Option No. 4: Life Annuity

     This option provides for monthly payments for the Annuitant's lifetime, without a guaranteed period. This option is available on either a variable or fixed dollar payment basis.

Variable Annuity Payments

        Variable annuity payments will be determined on the basis of
(i) the value of the Contract prior to the Annuity Commencement Date; (ii) the Annuity Tables contained in the Contract which reflect the adjusted age of the Annuitant, (iii) the type of Annuity Option selected; and (iv) the investment performance of the Sub-Accounts. The Annuitant receives the value of a fixed number of Annuity Units each month.

     The dollar amount of the first monthly variable annuity payment is determined by applying the total value of the Accumulation Units credited under the Contract valued as the fifth Valuation Period prior to the Annuity Commencement Date (less any premium taxes) to the Annuity Tables contained in the Contract. Amounts shown in the tables are based on the 1983 Table (a) for Individual Annuity Valuation with an assumed investment return at the rate of 2.5% per annum. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of value accumulated under the Contract. These Annuity Tables vary according to the form of annuity selected and according to the age of the Annuitant at the Annuity Commencement Date.

        At the Annuity Commencement Date, the Annuitant is credited with Annuity Units for the Sub-Account on which variable annuity payments are based. The number of Annuity Units to be credited is determined by dividing the amount of the first monthly payment by the value of an Annuity Unit as of the fifth Valuation Period prior to the Annuity Commencement Date in each Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such Units will vary with the value of the Fund and/or American Century. (See also "Administrative Charges, Risk Charges and Premium Taxes.")

        The 2.5% interest rate stated above is the measuring point for subsequent annuity payments. If the actual Net Investment Factor (annualized) exceeds 2.5%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 2.5%, annuity payments will decrease. If the assumed rate of interest were to be increased, annuity payments would start at a higher level but would increase more slowly or decrease more rapidly.

     The amount of the second and subsequent payments is determined by multiplying the Contract Owner's fixed number of Annuity Units by the appropriate Annuity Unit value for the fifth Valuation
Period preceding the date that payment is due.

     The Annuity Unit value at the end of any Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the product of:

     ( a) the Net Investment Factor of the Sub-Account for the Valuation Period for which the Annuity Unit value is being determined, and

     (b) a factor of .999932 to neutralize the assumed investment return of 2.5% per year in the annuity table.

     The value of each Sub-Account's Annuity Unit was set initially at $10.00.

     The value of the Annuity Units is determined as of a Valuation Period five days prior to the payment in order to permit calculation of amounts of annuity payments and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least 3 days before the due date.

Fixed Annuity Payments

     Contract Owners may elect an Annuity Option that provides for annuity payments on a fixed basis. GWL&A guarantees the dollar amount of payments made on a fixed basis throughout the payment period. The amount applied to purchase an annuity will be that portion of the Contract Value applied, less any applicable premium tax, based on the Accumulation Unit Value for the fifth Valuation Period preceding the Annuity Commencement Date.

Proof of Age and Survival

     GWL&A may require proof of age or survival of any payee upon whose age, sex or survival payments depend.

Frequency and Amount of Annuity Payments

     Annuity payments, both fixed and variable, will be paid annually, semiannually, quarterly or monthly, as requested. However, if the net amount available in the Series Account to apply under any Annuity Option is less than $2,000, GWL&A shall have the right to pay such amount in one lump sum in lieu of the payment otherwise requested. In addition, if the payments from the Series Account would be or become less than $50, GWL&A shall have the right to change the frequency of payments to such intervals (at least once a year) as will result in payments of at least $50. The maximum amount that may be applied under any Annuity Option, or any combination thereof, without GWL&A's prior written consent is $1,000,000.

FEDERAL TAX STATUS

Introduction

     The Contracts are designed for use by individuals who wish to purchase non-qualified annuities pursuant to Section 72 of the Code or individual retirement annuities which may qualify for special tax treatment under Section 408 of the Code.

     The ultimate effect of federal income taxes on the amount held under a Contract, on annuity payments and on the economic benefit to the Contract Owner, Annuitant or Beneficiary depends upon GWL&A's tax status, on the type of Contract purchased and upon the tax and employment status of the individual concerned.

        It should be understood that the following discussion is not exhaustive, and is not intended as tax advice. Special rules may apply to certain situations not discussed here. GWL&A intends to comply with all rules and regulations, including but not limited to the diversification requirements of the Code to assure that the Contracts will continue to be treated as annuity contracts for federal income tax purposes. However, this discussion is based upon GWL&A's understanding of current federal income tax law and no representation is made regarding the likelihood of continuation of current law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider state or other tax laws. The Contract Owner, Annuitant and Beneficiary are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable laws. FOR FURTHER INFORMATION, CONSULT A QUALIFIED TAX ADVISER.

Taxation of GWL&A

        GWL&A is taxed on its insurance business in the United States as a life insurance company in accordance with Part I of Subchapter L of the Code. Maxim Series Account is taxed as a part of GWL&A; not as a "regulated investment company" under Part I of Subchapter M of the Code. Investment income and realized capital gains on the assets of the Series Account are reinvested and are taken into account in determining the Series Account Value. Under existing federal income tax law, such amounts do not result in any tax on GWL&A which will be chargeable to the Contract Owner or the Series Account. GWL&A reserves the right to make a deduction from the Contract for taxes, if any, imposed with respect to such items in the future.

   Diversification Requirements

     The Code imposes certain diversification requirements on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not "adequately diversified." The assets of the Fund and American Century are expected to meet the diversification requirements, however, disqualification of the Contract as an annuity contract for failure to meet diversification requirements would result in the imposition of federal income tax on the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

Taxation of Annuities in General

        Section 72 of the Code governs the federal taxation of annuities in general. A Contract Owner who is a natural person generally is not taxed on increases (if any) in the value of the Contract until a total or partial distribution from the Contract occurs. However, the Contract Owner may be subject to taxation currently under certain circumstances. For example, an assignment, pledge, or agreement to assign or pledge any portion of the Contract generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

        Any Contract Owner which is not a natural person (e.g. a corporation) generally must include in income any increase in the excess of the value in the Contract over the "investment in the Contract" during each taxable year. The investment in the Contract is the amount of after-tax premiums paid for a non-qualified annuity contract or any non-deductible amounts contributed to an IRA. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. Certain other exceptions may apply. A prospective owner that is not a natural person may wish to discuss these matters with a competent tax adviser. The following discussion generally applies to a Contract owned by a natural person.

Partial or Total Distributions

        Under Section 72 of the Code, partial distributions are generally treated as taxable income to the extent that the value in the Contract immediately before the distribution exceeds the "investment in the Contract" at that time. Total distributions are taxed as ordinary income to the extent that the amount received exceeds the "investment in the Contract."

        Section 72(q) of the Code, imposes a penalty tax on partial withdrawals and complete surrenders from non-qualified annuity contracts equal to 10% of the amount treated as taxable income. In general, the penalty tax does not apply to withdrawals or surrenders (1) that are made on or after age 59 1/2, (2) that are as a result of death or disability, (3) that are received as substantially equal installments as a life annuity, (4) that are allocable to the Contract Owners "investment in the Contract" before August 14, 1982, or (5) that are received under an immediate annuity.

Annuity Payments

        The tax consequences of annuity payments may vary depending upon the annuity form elected under the Contract. In general, however, only the portion of the annuity payment that represents the amount by which the value in the Contract exceeds the investment in the Contract will be taxed. Once the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable. For fixed annuity payments there is no tax on the portion of each payment which represents the same ratio that the investment in the Contract bears to the total expected value of the annuity payments for the term of the payments; the remainder of each annuity payment is taxable. Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payments is taxable. If the annuity payments cease as a result of an Annuitant's death before full recovery of the investment in the Contract, a competent tax adviser should be consulted regarding the deductibility of the unrecovered amount.

   Multiple Contracts

     All non-qualified deferred annuity contracts issued by the same insurer (or affiliates) to the same Contract Owner during any calendar year will be treated as one annuity contract in determining the amount includable in gross income under Section 72(e) of the Code and any regulations which may be issued thereunder. Amounts received under any such Contract may be taxable (and may be subject to the 10% penalty tax) to the extent of the combined income in all such Contracts.

Transfer of Ownership

        The transfer of ownership of a Contract or the designation of an Annuitant, Payee or Beneficiary who is not also the Owner may result in adverse tax consequences to the Contract Owner that are not discussed here. A Contract Owner contemplating any such designation, transfer or assignment should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

   Exchanges

     Section 1035 of the Code provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Contracts issued on or after January 19, 1985 in exchange for another annuity contract are treated as new contracts for purposes of the penalty and distribution at death rules. Special rules apply to contracts issued prior to August 14, 1982. Prospective Contract Owners wishing to take advantage of a Section 1035 exchange should consult their tax advisers.

Individual Retirement Annuities

     The Contract may be purchased as an IRA as described in
Section 408 of the Code. Section 408 permits eligible individuals to contribute to an IRA. The annuitant must at all times be the Contract Owner. The entire interest of the Contract Owner is nonforfeitable and nontransferable. Contributions, except for rollover contributions, may not exceed the limitations allowable under the Code. An IRA may be purchased with retirement savings distributed from another IRA, a tax-qualified employer pension or profit-sharing plan, or a Code Section 403(b) tax sheltered annuity which are rolled over into an IRA. The amounts rolled over are not taxable in the year of distribution. Rollover IRAs are subject to additional requirements not discussed here. Please consult a competent tax adviser regarding these rules.

     The Contract Owner may not borrow from the contract or pledge all or any portion of the annuity as security for a loan. If the Contract Owner borrows money under the Contract, including a policy loan, or pledges any portion of the Contract as security for a loan, the Contract ceases to qualify as an IRA as of the first day of the year, and the fair market value of the Contract is includable in the Contract Owner's gross income for the year.

     Code Section 408(d)(1) provides that distributions from IRAs, unless rolled over to another IRA as provided in the Code, are generally taxed for federal income tax purposes under Code Section
72. Under these rules, a portion of the distribution may be excludable from income if any non-deductible contributions were made. However, if the IRA was funded entirely from deductible (pre-tax) contributions, the entire amount distributed will be taxable to the Contract Owner as ordinary income in the year distributed. There is no special averaging treatment for lump sum distributions from IRAs.

Required Beginning Date/Minimum Distribution Requirements

     The Contract Owner's entire interest in an IRA generally must be distributed, or begin to be distributed, by the Contract Owner's required beginning date, which is April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. All distributions from an IRA must satisfy the requirements of Section 401(a)(9) of the Code, including the incidental death benefit requirements of Section 401(a)(9)(G) and the regulations thereunder. In general, required distributions must be made over a period not exceeding the life expectancy of the Contract Owner or the joint lives or life expectancy of the Contract Owner and his/her designated beneficiary. If the amount distributed does not meet the these requirements, a 50% penalty tax on the amount which was required to be, but was not distributed may be imposed upon the Contract Owner under Section 4974.


Penalty Taxes

     Distributions from an IRA which are made before the Contract Owner attains age 59 1/2 are premature distributions and are subject to an additional tax equal to 10% of the amount of the distributions which is includable in gross income in the tax year. However, under Code Section 72(t), the penalty tax will not apply to distributions: (1) made to a beneficiary on or after the death of the Contract Owner; (2) attributable to the Contract Owner's being disabled within the meaning of Code Section 72(m)(7); or (3) made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Contract Owner or the joint lives or life expectancies of the Contract Owner and his or her designated beneficiary.

     If the penalty tax does not apply to a distribution as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), (a) before the close of the period which is five
(5) years from the date of the first payment and after the Contract Owner attains age 59 1/2, or (b) before the Contract Owner attains age 59 1/2, the tax for the first year when the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period.

Distributions on Death of Contract Owner

     Distributions made to a Beneficiary upon the Contract Owner's death from a non-qualified plan must be made pursuant to the rules contained in Section 72(s) of the Code or pursuant to the rules in
Section 401(a)(9) of the Code in the case of a distribution from an IRA. Generally, if the Contract Owner dies while receiving annuity payments or other required minimum distribution, but before the entire interest in the annuity has been distributed, the remainder of his interest must generally be distributed to the Beneficiary at least as rapidly as under the method in effect as of the Contract Owner's date of death.

     If the Contract Owner dies before payments have begun, his entire interest generally must be distributed in full within five years after such death or on or before December 31 of the calendar year that contains the fifth anniversary of the date of the Contract Owner's death, in the case of a distribution from an IRA, unless the Contract Owner has named an individual beneficiary. If an individual other than the surviving spouse has been designated as Beneficiary, payments may be made over the life of that individual or over a period not extending beyond the life expectancy of the Beneficiary so long as payments begin not later than one year after the Contract Owner's death or on or before December 31 of the year following the year of death, in the case of an IRA. If the Beneficiary is the Contract Owner's spouse, distributions from an IRA are not required to begin until the date the Contract Owner would have attained age 70 1/2. If the spouse dies before distributions begin, the rules discussed above regarding IRAs will apply as if the spouse were the Contract Owner.

     However, the surviving spouse, if the Beneficiary, may elect to treat the entire IRA as his or her own IRA regardless of whether distributions had begun to the deceased Contract Owner or have begun to the surviving spouse. As the new Contract Owner, the surviving spouse may make contributions to the IRA and make rollovers from it. Such an election is deemed made if any amounts required to be distributed on the Contract Owner's death under these rules have not been distributed or any additional amounts are contributed to the IRA.

Federal Income Tax Withholding on Distributions

     Distributions from the Contract are subject to income tax withholding; if the distribution is in the form of an annuity or similar periodic payments, amounts are withheld as though each distribution were a payment of wages; in the case of any other kind of distribution, a flat 10% is withheld, unless the recipient elects not to have the tax withheld.

VOTING RIGHTS

     GWL&A will vote the shares held by the Investment Divisions of the Series Account at regular and special meetings of stockholders of the Fund or American Century. The 1940 Act and the regulations thereunder as presently interpreted, require that the shares of the applicable underlying mutual fund be voted in accordance with instructions received from Contract Owners having voting interests in the Sub-Accounts and, accordingly, GWL&A will do so. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result GWL&A determines that it is permitted to vote the Fund and American Century shares in its own right, it may elect to do so.

     The number of votes which a Contract Owner has the right to cast will be determined by applying his percentage interest in a Sub-Account to the total number of votes attributable to the Sub-Account. In determining the number of votes, fractional shares will be recognized. After the Annuity Commencement Date the votes attributable to a Contract will decrease.

     Fund or American Century shares held in a Sub-Account as to which no timely instructions are received, and shares that are not otherwise attributable to Contract Owners, will be voted by GWL&A in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account of this Series Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast.

     Each person having a voting interest will receive proxy materials, reports and other materials relating to the applicable underlying mutual fund.

DISTRIBUTION OF THE CONTRACTS

     BCE is the principal underwriter and the distributor of the Contracts. BCE is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Applications for the Contracts will be solicited by duly licensed insurance agents of GWL&A who are registered with BCE, as well as independent registered insurance brokers who must also be NASD registered broker-dealers or representatives thereof.

     The maximum commission as a percentage of the Purchase
Payment(s) made under a Contract payable to BCE agents is 6.25%. In addition, BCE may reimburse portions of expenses incurred pursuant to BCE's expense reimbursement allowance program.

RETURN PRIVILEGE

     Within 10 days (may be longer in some states) after the Contract is first received, it may be canceled for any reason by delivering or mailing it together with a written request to cancel to GWL&A's Executive Offices or to an authorized agent of GWL&A. Upon cancellation, GWL&A will pay the owner the Contract Value as of the date of surrender. No Surrender Charge or other charge will be deducted.

STATE REGULATION

     As a life insurance company organized and operated under Colorado law, GWL&A is subject to provisions governing such companies and to regulation by the Commissioner of Insurance.

     GWL&A's books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National
Association of Insurance Commissioners (NAIC) at least once every 3 years.

REPORTS

     As presently required by the 1940 Act and regulations promulgated thereunder, GWL&A will mail to the Contract Owner reports containing such information as may be required under that Act or by any other applicable law or regulation. These reports will be mailed, at least semi-annually after the first contract year, to the last known address of record which GWL&A maintains at its Executive Offices,

LEGAL PROCEEDINGS

     The Series Account is not engaged in any litigation. GWL&A is not involved in any litigation which would have a material adverse effect on the ability of GWL&A to perform its contract with the Series Account.

LEGAL MATTERS

     The organization of GWL&A, its authority to issue variable annuity contracts and the validity of the Contracts have been passed upon by Ruth B. Lurie, Vice-President, Counsel and Associate Secretary. Certain legal matters relating to the Federal securities laws have been passed upon for GWL&A by Jorden Burt Berenson & Johnson, LLP., Washington, D.C.



REGISTRATION STATEMENT

     A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Series Account, GWL&A and the Contracts offered hereby. Statements contained in this prospectus as to the content of Contracts and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information contains more specific information and financial statements relating to the Separate
Account and GWL&A. The Table of Contents of the Statement of
Additional Information is set forth below:

     1. Custodian and Independent Auditors
     2. Underwriter
        3. Calculation of Performance Data
        4. Financial Statements

     Inquiries and requests for a Statement of Additional
Information should be directed to GWL&A in writing at 8515 E.
Orchard Road, Englewood, Colorado 80111, or by telephoning GWL&A at
(800) 228-8706 (Outside Colorado) or (303) 689-4538 (Colorado).

PART B

STATEMENT OF ADDITIONAL INFORMATION







MAXIM SERIES ACCOUNT

Individual Flexible Premium Variable Annuity Contracts


issued by


Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Englewood, Colorado 80111
Telephone:     (800) 468-8661 (Outside Colorado)
     (800) 547-4957 (Colorado)





STATEMENT OF ADDITIONAL INFORMATION





        This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 1997, which is available without charge by contacting Great-West
Life & Annuity Insurance Company ("GWL&A") at the above address or at the above telephone number.





   May 1, 1997




TABLE OF CONTENTS


     Page

CUSTODIAN AND INDEPENDENT AUDITOR  B-3
UNDERWRITER    B-3
CALCULATION OF PERFORMANCE DATA    B-3
FINANCIAL STATEMENTS     B-5




CUSTODIAN AND INDEPENDENT AUDITORS

     A.   Custodian

          The assets of Maxim Series Account (the "Series Account") are held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company ("Great-West") in the amount of $30 million (Canadian), which covers all officers and employees of GWL&A.

     B.   Independent Auditors

          The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.



             The statements of assets and liabilities of Maxim
Series
Account as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net asset for each of the two years then ended and the consolidated balance sheets for Great-West Life & Annuity Insurance Company at December 31, 1996, 1995 and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996, included in this Statement of Additional Information have been audited by Deloitte
& Touche LLP, independent auditors, as stated in their reports appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

UNDERWRITER

        The offering of the Contracts is made on a continuous basis by
BenefitsCorp Equities, Inc. ("BCE"), a wholly owned subsidiary of GWL&A. Previously, the Contracts were offered through Great-West an affiliate of GWL&A. No payments were made to Great-West for the years 1992 through 1996 and no payments were made to BCE in 1996.

     CALCULATION OF PERFORMANCE DATA

A.   Yield and Effective Yield Quotations for the Money Market
Investment Division

        The yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 1996 and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.
        The effective yield quotation for the Money Market
Investment
Division set forth in the Prospectus is for the seven-day period ended December 31, 1996 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


     EFFECTIVE YIELD = [(BASE PERIOD RETURN +1 365/7]-1.


     For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Administrative Charges, Risk Charges and Premium Taxes" in the prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts.
Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the Fund are excluded from the calculation of yield.


B. Total Return and Yield Quotations for All Investment Divisions (Other than Money Market)

        The total return quotations for all Investment Divisions, other than the Money Market, set forth in the Prospectus are average annual total return quotations for the one-year period ended December 31, 1996. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P(1+T)n = ERV

     Where:    P =       a hypothetical initial payment of $1,000

               T =       average annual total return

               N =       number of years

               ERV =     ending redeemable value of a hypothetical
$1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value , and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.



     FINANCIAL STATEMENTS

     The financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Financial Statements for the Years
Ended December 31, 1996 and 1995
and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Contract Owners of
   Maxim Series Account
   of Great-West Life & Annuity Insurance Company:


We have audited the accompanying statements of assets and liabilities of Maxim Series I, Maxim Series II and Maxim Series III of Maxim Series Account of Great-West Life & Annuity Insurance Company as of December 31, 1996, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years then ended, including each of the investment divisions. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Maxim Series I, Maxim Series II and Maxim Series III of Maxim Series Account of Great-West Life & Annuity Insurance Company at December 31, 1996, the results of its operations for the year or period then ended, and the changes in its net assets for each of the two years then ended in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Denver, Colorado

February 7, 1997

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

Maxim Series I
ASSETS:
Shares
Cost
Value
  Investments in the underlying funds:
    Maxim Series Fund, Inc. (Affiliate):
      Money Market\Non-Qualified
30,451
$30,499
$30,472
      Bond\Non-Qualified
76,393
95,837
92,121
      Bond\Qualified
13,222
15,988
15,944
      Stock Index\Qualified
3,755
20,355
8,880
      Total Return\Non-Qualified
33,647
38,996
45,126
  Total investments

$201,675
192,543

  Other assets and liabilities:
    Other assets


381
    Due to Great-West Life & Annuity Insurance Company


(292)
    Other liabilities


(35)

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)



$192,597

See notes to financial statements.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

Maxim Series II

ASSETS:
Shares
Cost
Value
  Investments in the underlying funds:
    Maxim Series Fund, Inc. (Affiliate):

      Money Market\Non-Qualified
1,100,797
$1,100,674
$1,101,542
      Money Market\Qualified
1,041,525
1,052,299
1,042,230
      Bond\Non-Qualified
1,329,794
1,635,343
1,603,586
      Bond\Qualified
1,852,873
2,323,465
2,234,362
      Stock Index\Non-Qualified
2,796,786
4,456,199
6,614,330
      Stock Index\Qualified
3,607,130
5,452,865
8,530,773
      U.S. Government Securities/Non-Qualified
5,957,296
6,557,019
6,397,012
      U.S. Government Securities/Qualified
3,960,834
4,379,008
4,253,188
      Total Return/Non-Qualified
3,292,983
3,921,297
4,416,449
    TCI Portfolios, Inc. - TCI Growth
34,262
373,995
350,845
    TCI Portfolios, Inc. - TCI Balanced
46,150
297,771
347,970
  Total investments

$31,549,935
36,892,287

Other assets and liabilities:
    Premiums due and accrued


400
    Other assets


472
    Due to Great-West Life & Annuity Insurance Company


(46,592)
    Other liabilities


(121)

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)
$36,846,446

See notes to financial statements.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

Maxim Series III

ASSETS:
Shares
Cost
Value
  Investments in the underlying funds:
    Maxim Series Fund, Inc. (Affiliate):

      Bond

49,306
$59,588
$59,459
      Corporate Bond
141,121
160,903
163,951
      INVESCO ADR
150,802
181,415
203,709
      INVESCO Balanced
12,732
13,399
13,251
      INVESCO Small-Cap Growth
389,143
606,178
557,647
      Mid-Cap
822,697
1,179,465
1,178,638
      Money Market
317,497
317,707
317,712
      Small-Cap Index
123,186
150,209
152,378
      Small-Cap Value
16,817
17,610
20,987
      Stock Index
870,318
1,921,202
2,058,280
      Total Return
291,612
387,771
391,101
      T. Rowe Price Equity/Income
709,651
933,256
1,028,392
      U.S. Government Securities
167,873
180,111
180,264
    TCI Portfolios, Inc. - TCI Balanced
33,809
241,580
254,921
    TCI Portfolios, Inc. - TCI Growth
18,648
210,414
190,955
Total investments

$6,560,808
6,771,645

Other assets and liabilities:
  Premiums due and accrued


193
  Due to Great-West Life & Annuity Insurance Company


(6,895)

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)
$6,764,943

See notes to financial statements.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

Maxim Series I

Money Market Investment Division
  Non-Qualified
Bond Investment Division
  Non-Qualified
  Qualified
Stock Index Investment Division
  Qualified
Total Return Investment Division
  Non-Qualified
Total Maxim I

INVESTMENT INCOME
$2,042
$5,517
$954
$164
$3,403
$12,080
EXPENSES- mortality and expense
  risks (Note 3)
519
1,130
197
104
537
2,487
NET INVESTMENT INCOME
1,523
4,387
757
60
2,866
9,593
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments
(11)
142
(3)
40
142
310
    Net change in unrealized appreciation
    (depreciation) on investments
11
(1,884)
(298)
1,396
1,229
454
NET REALIZED AND UNREALIZED
GAIN  (LOSS) ON INVESTMENTS
0
(1,742)
(301)
1,436
1,371
764
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS
$1,523
$2,645
$456
$1,496
$4,237
$10,357

See notes to financial statements.

(Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

Maxim Series II

Money Market Investment Division
  Non-Qualified
  Qualified
Bond Investment Division
  Non-Qualified
  Qualified
Stock Index Investment Division
  Non-Qualified
  Qualified

INVESTMENT INCOME
$64,298
$56,370
$108,265
$144,671
$125,722
$160,362
EXPENSES- mortality and expense
  risks (Note 3)
18,319
16,077
25,762
33,862
89,301
113,655
NET INVESTMENT INCOME
45,979
40,293
82,503
110,809
36,421
46,707
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments


(28,915)
(18,981)
298,857
327,464
    Net change in unrealized appreciation
    (depreciation) on investments


(7,476)
(27,583)
828,550
1,121,694
NET REALIZED AND UNREALIZED

GAIN (LOSS) ON INVESTMENTS
0
0
(36,391)
(46,564)
1,127,407
1,449,158
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS
$45,979
$40,293
$46,112
$64,245
$1,163,828
$1,495,865

See notes to financial statements.

(Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

Maxim Series II

U.S. Government Securities Investment Division
  Non-Qualified
  Qualified
Total Return Investment Division
  Non-Qualified
TCI Growth Investment Division
TCI Balanced Investment Division
Total Maxim II

INVESTMENT INCOME
$426,274
$286,948
$335,985
$47,796
$15,767
$1,772,458
EXPENSES- mortality and expense
  risks (Note 3)
98,433
66,483
61,081
5,770
4,739
533,482
NET INVESTMENT INCOME
327,841

220,465
274,904
42,026
11,028
1,238,976
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments
(52,580)
(21,782)
147,014
12,701
14,357
678,135
    Net change in unrealized appreciation (depreciation)
    on investments
(120,325)
(95,024)
1,201
(79,472)
5,880
1,627,445
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
(172,905)
(116,806)
148,215
(66,771)
20,237
2,305,580
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS
$154,936
$103,659
$423,119
$(24,745)
$31,265
$3,544,556

See notes to financial statements.

(Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

Maxim Series III

Bond Investment Division
Corporate Bond Investment Division
INVESCO ADR Investment Division
INVESCO Balanced Investment Division (F)
INVESCO Small-Cap Growth Investment Division
Mid-Cap Investment Division

INVESTMENT INCOME
$2,701
$11,481
$1,514
$81
$62,458
$1,553

EXPENSES- mortality and expense
  risks (Note 3)
503
1,320
1,155
7
3,731
10,671

NET INVESTMENT INCOME (LOSS)
2,198
10,161
359
74
58,727
(9,118)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments
339
202
2,274

13,572
39,570
    Net change in unrealized appreciation (depreciation)
    on investments
(519)
2,860
18,790
(148)
(53,489)
(36,244)
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
(180)
3,062
21,064
(148)
(39,917)
3,326

NET INCREASE (DECREASE)  IN NET ASSETS
RESULTING FROM OPERATIONS
$2,018
$13,223
$21,423
(74)
$18,810
$(5,792)

(F) The investment division commenced operations on October 31, 1996.

See notes to financial statements.

        (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

Maxim Series III

Money Market Investment Division
Small-Cap Index Investment Division
Small-Cap Value Investment Division
Stock Index Investment Division
Total Return Investment Division
T. Rowe Price Equity/Income Investment Division

INVESTMENT INCOME
$12,455
$11,985
$159
$29,019
$27,285
$34,185
EXPENSES- mortality and expense
  risks (Note 3)
3,157
1,011
213
9,669
3,052
7,694
NET INVESTMENT INCOME (LOSS)
9,298
10,974
(54)
19,350
24,233
26,491
NET REALIZED AND UNREALIZED

GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments

3,379
20
9,347
1,683
9,095
    Net change in unrealized appreciation (depreciation)
    on investments
5
(1,228)
2,935
123,478
812
76,299
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
5
2,151
2,955
132,825
2,495
85,394
NET INCREASE (DECREASE)  IN NET ASSETS
RESULTING FROM OPERATIONS
$9,303
$13,125
$2,901
$152,175
$26,728
$111,885

See notes to financial statements.

(Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

Maxim Series III

U.S. Government Securities Investment Division
TCI Balanced Investment Division
TCI Growth Investment Division
Total Maxim Series III

INVESTMENT INCOME
$10,135
$8,010
$16,009
$229,030

EXPENSES- mortality and expense
   risks (Note 3)
1,975
2,218
2,116
48,492
NET INVESTMENT INCOME (LOSS)
8,160
5,792
13,893
180,538
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments
(3,256)
1,350
(2,953)
74,622
    Net change in unrealized appreciation (depreciation)
    on investments
(1,320)
12,300
(22,156)
122,375
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
(4,576)
13,650
(25,109)
196,997
NET INCREASE (DECREASE)  IN NET ASSETS
RESULTING FROM OPERATIONS
$3,584
$19,442
$(11,216)
$377,535

See notes to financial statements.

(Concluded)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 and 1995

Maxim Series I

Money Market Investment Division
  Non-Qualified
    1996
    1995
  Qualified
    1995
Bond Investment Division
  Non-Qualified
    1996
    1995
  Qualified
    1996
    1995

FROM OPERATIONS:
  Net investment income (loss)
$1,523
$1,775
$1,382
$4,387
$4,166
$757
$1,516
  Net realized gain (loss)
    on investments
(11)

(1,240)
142
142
(3)
273
  Net change in unrealized
    appreciation (depreciation)
    on investments
11

1,205
(1,884)
6,554
(298)
3,641
   Increase (decrease) in net assets
    resulting from operations
1,523
1,775
1,347
2,645
10,862
456
5,430
FROM UNIT TRANSACTIONS:
  Variable annuity contract:
    Purchase payments


451





    Redemptions
(13,393)
(90)
(115,413)
(90)
(91)
(54)
(57)
  Net transfers from (to) other
    annuity contracts


99,248



(42,248)
      (Decrease) in net assets
        resulting from unit transactions
(13,393)
(90)
(15,714)
(90)
(91)
(54)
(42,305)
INCREASE (DECREASE) IN
NET ASSETS
(11,870)
1,685
(14,367)
2,555
10,771
402
(36,875)
NET ASSETS:
  Beginning of period
42,313
40,628
14,367
89,458
78,687
15,596
52,471
  End of period
$30,443
$42,313
$0
$92,013
$89,458
$15,998
$15,596

See notes to financial statements.

(Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 and 1995

Maxim Series I

Stock Index Investment Division
  Qualified
    1996
    1995
Total Return Investment Division
  Non-Qualified
    1996
    1995
Total Maxim I
  1996
  1995

FROM OPERATIONS:
  Net investment income (loss)
$60
$58
$2,866
$1,924
$9,593
$10,821
  Net realized gain (loss) on
    investments
40
24,838
142
86
310
24,099
  Net change in unrealized
    appreciation (depreciation)
    on investments
1,396
(15,183)
1,229
5,148
454
1,365
   Increase (decrease) in net assets
    resulting from operations

1,496
9,713
4,237
7,158
10,357
36,285
FROM UNIT TRANSACTIONS:
  Variable annuity contract:
    Purchase payments





451
    Redemptions
(26)
(24)
(30)
(30)
(13,593)
(115,705)
  Net transfers from (to) other
    annuity contracts

(57,000)




   (Decrease) in net assets
    resulting from unit transactions
(26)
(57,024)
(30)
(30)
(13,593)
(115,254)
INCREASE (DECREASE) IN
NET ASSETS
1,470
(47,311)
4,207
7,128
(3,236)
(78,969)
NET ASSETS:
  Beginning of period
7,596
54,907
40,870
33,742
195,833
274,802

  End of period
$9,066
$7,596
$45,077
$40,870
$192,597
$195,833

See notes to financial statements.

(Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 and 1995

Maxim Series II

Money Market Investment Division
  Non-Qualified
    1996
    1995
  Qualified
    1996
    1995
Bond Investment Division
  Non-Qualified
    1996
    1995
  Qualified
    1996
    1995

FROM OPERATIONS:
  Net investment income (loss)
$45,979
$77,861
$40,293
$76,363
$82,503
$94,764
$110,809
$119,744
  Net realized gain (loss)
   on investments

(20)

2
(28,915)
(34,133)
(18,981)

(25,169)
  Net change in unrealized
    appreciation (depreciation) on
    investments

20

(2)
(7,476)
195,592
(27,583)
224,190
   Increase (decrease) in net assets
    resulting from operations
45,979
77,861
40,293
76,363
46,112
256,223
64,245
318,765
FROM UNIT TRANSACTIONS:
  Variable annuity contract:
    Purchase payments
10,602
10,332
2,107
18,180
2,642
4,596
9,722
41,008
    Redemptions
(456,051)
(648,752)
(779,060)
(678,802)
(308,314)
(327,662)
(369,922)
(376,661)
  Net transfers from (to) other
    annuity contracts
(117,915)
183,205
64,102
288,908
(68,278)
(42,026)
(68,489)
171,834
   Increase (decrease) in net assets
    resulting from unit transactions

(563,364)
(455,215)
(712,851)
(371,714)
(373,950)
(365,092)
(428,689)
(163,819)
INCREASE (DECREASE) IN
NET ASSETS
(517,385)
(377,354)
(672,558)
(295,351)
(327,838)
(108,869)
(364,444)
154,946
NET ASSETS:
  Beginning of period
1,617,451
1,994,805
1,713,508
2,008,859
1,929,382
2,038,251
2,596,127
2,441,181
  End of period
$1,100,066
$1,617,451
$1,040,950
$1,713,508
$1,601,544
$1,929,382
$2,231,683
$2,596,127

See notes to financial statements.

(Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 and 1995

Maxim Series II

Stock Index Investment Division
  Non-Qualified
    1996
    1995
  Qualified
    1996
    1995
U.S. Government Securities Investment Division
  Non-Qualified
    1996
    1995
  Qualified
    1996
    1995

FROM OPERATIONS:
  Net investment income (loss)
$36,421
$69,735
$46,707
$91,569
$327,841
$406,515
$220,465
$279,423
  Net realized gain (loss)
    on investments
298,857
375,768
327,464
276,168
(52,580)
(77,528)
(21,782)
(22,695)
  Net change in unrealized
    appreciation (depreciation) on
    investments
828,550
1,224,900
1,121,694
1,745,244
(120,325)
715,762
(95,024)
460,001
   Increase (decrease) in net assets
    resulting from operations
1,163,828
1,670,403
1,495,865
2,112,981
154,936
1,044,749
103,659
716,729
FROM UNIT TRANSACTIONS:
  Variable annuity contract:

    Purchase payments
33,011
45,499
67,790
79,742
3,477
6,125
17,606
69,028
    Redemptions
(857,902)
(1,475,317)
(939,004)
(1,143,409)
(1,009,686)
(1,914,411)
(897,604)
(1,229,287)
  Net transfers (to) other
    annuity contracts
339,927
19,699
19,945
(66,192)
(206,183)
10,477
(140,529)
(20,243)
  Increase (decrease) in net assets
    resulting  from unit transactions
(484,964)
(1,410,119)
(851,269)
(1,129,859)
(1,212,392)
(1,897,809)
(1,020,527)
(1,180,502)
INCREASE (DECREASE) IN
NET ASSETS
678,864
260,284
644,596
983,122
(1,057,456)
(853,060)
(916,868)
(463,773)
NET ASSETS:
  Beginning of period
5,927,241
5,666,957
7,875,672
6,892,550

7,446,276
8,299,336
5,164,840
5,628,613
  End of period
$6,606,105
$5,927,241
$8,520,268
$7,875,672
$6,388,820
$7,446,276
$4,247,972
$5,164,840

See notes to financial statements.

(Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 and 1995

Maxim Series II

Total Return Investment Division Non-Qualified
  1996
  1995
TCI Growth Investment Division
  1996
  1995
TCI Balanced Investment Division
  1996
  1995
Total Maxim II
  1996
  1995

FROM OPERATIONS:
  Net investment income (loss)
$274,904
$204,837
$42,026
$(3,297)
$11,028
$3,496
$1,238,976
$1,421,010
  Net realized gain (loss)
   on investments
147,014
295,322
12,701

6,178
14,357
18,902
678,135
812,795
  Net change in unrealized
    appreciation (depreciation) on
    investments
1,201
385,889
(79,472)
58,010
5,880
37,951
1,627,445
5,047,557
   Increase (decrease) in net assets
    resulting  from operations
423,119
886,048
(24,745)
60,891
31,265
60,349
3,544,556
7,281,362
FROM UNIT TRANSACTIONS:
  Variable annuity contract:
    Purchase payments
27,548
85,201
64,306
3,937
6,330
27,600
245,141
391,248
    Redemptions
(497,539)
(961,238)
(69,788)
(53,950)
(63,230)
(94,347)
(6,248,100)
(8,903,836)
  Net transfers from (to) other
    annuity contracts
89,819
(690,616)
25,652
115,510
61,949
29,444

   Increase (decrease) in net assets
    resulting  from unit transactions
(380,172)
(1,566,653)
20,170
65,497
5,049
(37,303)
(6,002,959)
(8,512,588)
INCREASE (DECREASE) IN
NET ASSETS
42,947
(680,605)
(4,575)
126,388
36,314
23,046
(2,458,403)
(1,231,226)
NET ASSETS:
  Beginning of period
4,368,144
5,048,749
354,983
228,595
311,225
288,179
39,304,849
40,536,075
  End of period
$4,411,091
$4,368,144
$350,408
$354,983
$347,539
$311,225
$36,846,446
$39,304,849

See notes to financial statements.

(Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 and 1995

Maxim Series III

Bond Investment Division
  1996
  1995
Corporate Bond Investment Division (E)
  1996
  1995
INVESCO ADR Investment Division (A)
  1996
  1995
FROM OPERATIONS:
  Net investment income (loss)
$2,198
$285
$10,161
$349
$359
$14
$74
  Net realized gain (loss)
   on investments
339

202
94
2,274
336

  Net change in unrealized
    appreciation (depreciation) on
    investments
(519)
400
2,860
188
18,790
3,504
(148)
   Increase (decrease) in net assets
    resulting  from operations
2,018
685
13,223
631
21,423
3,854
(74)
FROM UNIT TRANSACTIONS:
  Variable annuity contract:
    Purchase payments
41,713
13,473
142,965
8,989
135,916
36,402
3,658
    Redemptions
(13)

(1,089)

(1,932)


  Net transfers from (to) other
    annuity contracts
(2,926)

(946)

18,762
(10,757)
9,660
   Increase in net assets
    resulting  from unit transactions
38,774
13,473
140,930
8,989
152,746
25,645
13,318
INCREASE  IN NET ASSETS
40,792
14,158
154,153
9,620
174,169
29,499
13,244
NET ASSETS:
  Beginning of period
18,603
4,445
9,620

29,499


  End of period
$59,395
$18,603
$163,773
$9,620
$203,668
$29,499
$13,244

(A) The Investment Division commenced operations on January 6,
1995.

(E)  The Investment Division commenced operations on August 8,
1995.

(F) The Investment Division commenced operations on October 31,
1996.

See notes to financial statements.

(Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 and 1995

Maxim Series III

INVESCO Small-Cap Growth Investment Division (A)
  1996
  1995
Mid-Cap Investment Division
  1996
  1995
Money Market Investment Division (D)
  1996
  1995
Small-Cap Index Investment Division
  1996
  1995

FROM OPERATIONS:
  Net investment income (loss)
$58,727
$1,549
$(9,118)
$6,385
$9,298
$871
$10,974
$661
  Net realized gain (loss)
   on investments
13,572
6
39,570
69


3,379
9
  Net change in unrealized
    appreciation (depreciation) on
    investments

(53,489)
4,958
(36,244)
33,444
5

(1,228)
3,801
   Increase (decrease) in net assets
    resulting  from operations
18,810
6,513
(5,792)
39,898
9,303
871
13,125
4,471
FROM UNIT TRANSACTIONS:
  Variable annuity contract:
    Purchase payments
368,120
52,547
931,515
235,976
303,515
156,777
119,823
8,866
    Redemptions
(654)

(13,648)
(6,451)
(2,904)

(6)

  Net transfers from (to) other
    annuity contracts
111,723

(64,886)
12,021
(150,207)

(13,677)
9,981
   Increase in net assets resulting
    from unit transactions
479,189
52,547
852,981
241,546

150,404
156,777
106,140
18,847
INCREASE IN NET ASSETS
497,999
59,060
847,189
281,444
159,707
157,648
119,265
23,318
NET ASSETS:
  Beginning of period
59,060

330,119
48,675
157,648

32,950
9,632
  End of period
$557,059
$59,060
$1,177,308
$330,119
$317,355
$157,648
$152,215
$32,950

(A) The Investment Division commenced operations on January 6,
1995.

(D)  The Investment Division commenced operations on August 4,
1995.

See notes to financial statements.

(Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 and 1995

Maxim Series III

Small-Cap Value Investment Division (C)
  1996
  1995
Stock Index Investment Division
  1996
  1995
Total Return Investment Division
  1996
  1995
T. Rowe Price Equity/Income Investment Division (A)

FROM OPERATIONS:
  Net investment income (loss)
$(54)
$515
$19,350
$2,210
$24,233
$4,227
$26,491
$3,475
  Net realized gain (loss)
   on investments
20
2
9,347
2,144
1,683
9
9,095
3
  Net change in unrealized
    appreciation (depreciation) on
    investments
2,935
442
123,478
14,334
812
2,875
76,299
18,837
   Increase (decrease) in net assets
    resulting  from operations
2,901
959
152,175
18,688
26,728
7,111
111,885
22,315
FROM UNIT TRANSACTIONS:
  Variable annuity contract:
    Purchase payments
9,987
7,138

1,502,538
177,476
233,246
86,350
574,980
221,192
    Redemptions
(20)

(12,057)

(935)

(7,079)
(1,506)
  Net transfers from (to) other
    annuity contracts


189,433
5,842
18,009

95,467
10,022
   Increase in net assets resulting
    from unit transactions
9,967
7,138
1,679,914
183,318
250,320
86,350
663,368
229,708
INCREASE IN NET ASSETS
12,868
8,097
1,832,089
202,006
277,048
93,461
775,253
252,023
NET ASSETS:
  Beginning of period
8,097

224,474
22,468
113,623
20,162
252,023
  End of period
$20,965
$8,097
$2,056,563
$224,474
$390,671
$113,623
$1,027,276
$252,023

(A)  The Investment Division commenced operations on January 6,
1995.

(C)  The Investment Division commenced operations on March 9, 1995.

See notes to financial statements.

(Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 and 1995

Maxim Series III

U.S. Government Securities Investment Division (B)
  1996
  1995
TCI Balanced Investment Division
  1996
  1995
TCI Growth Investment Division (B)
  1996
  1995
Total Maxim Series III
  1996
  1995

FROM OPERATIONS:
  Net investment income (loss)
$8,160
$2,270
$5,792
$280
$13,893
$(229)
$180,538
$22,862
  Net realized gain (loss)
   on investments
(3,256)
(54)
1,350

3
(2,953)
(150)
74,622
2,471
  Net change in unrealized
    appreciation (depreciation) on
    investments
(1,320)
1,473
12,300
998
(22,156)
2,697
122,375
87,951
   Increase (decrease) in net assets resulting
    from operations
3,584
3,689
19,442
1,281
(11,216)
2,318
377,535
113,284
FROM UNIT TRANSACTIONS:
  Variable annuity contract:
    Purchase payments
166,825
173,654
171,225
67,061
156,340
83,237
4,862,366
1,329,138
    Redemptions
(2,318)

(2,946)

(3,325)
(6,452)
(48,926)
(14,409)
  Net transfers from (to) other
    annuity contracts
(152,683)
(12,684)
(24,394)
21,007
(30,160)


3,175
35,432
      Increase in net assets resulting
        from unit transactions
11,824
160,970
143,885
88,068
122,855
76,785
4,816,615
1,350,161
INCREASE IN NET ASSETS
15,408
164,659
163,327
89,349
111,639
79,103
5,194,150
1,463,445
NET ASSETS:
  Beginning of period
164,659

91,315
1,966
79,103

1,570,793
107,348
  End of period
$180,067
$164,659
$254,642
$91,315
$190,742
$79,103
$6,764,943
$1,570,793

(B)  The Investment Division commenced operations on January 18,
1995.

See notes to financial statements.
(Concluded)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1996 AND 1995

1.   HISTORY OF THE SERIES ACCOUNT

     The Maxim Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) and was established under Kansas law on June 24, 1981. In 1990 the Series Account was amended to conform to and comply with Colorado law in connection with the Company's redomestication to the State of Colorado. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

     The Series Account has various investment divisions (the
Funds) which invest in shares of open-end management investment companies as follows:

Investment Division
Underlying Fund Investment

Maxim Series I:
   Money Market
   Maxim Series Fund, Inc. - Money Market

   Bond
   Maxim Series Fund, Inc. - Bond

   Stock Index
   Maxim Series Fund, Inc. - Stock Index

   Total Return
   Maxim Series Fund, Inc. - Total Return

   U.S. Government Securities
   Maxim Series Fund, Inc. - U.S. Government Securities

Maxim Series II:
   Money Market
   Maxim Series Fund, Inc. - Money Market

   Bond
   Maxim Series Fund, Inc. - Bond

   Stock Index
   Maxim Series Fund, Inc. - Stock Index

   U.S. Government Securities
   Maxim Series Fund, Inc. - U.S. Government Securities

   Total Return
   Maxim Series Fund, Inc. - Total Return

   TCI Growth
   TCI Portfolios, Inc. - TCI Growth

   TCI Balanced
   TCI Portfolios, Inc. - TCI Balanced


Maxim Series III:
   Bond
   Maxim Series Fund, Inc. - Bond

   Corporate Bond
   Maxim Series Fund, Inc. - Corporate Bond

   INVESCO ADR
   Maxim Series Fund, Inc. - INVESCO ADR

   INVESCO Balanced
   Maxim Series Fund, Inc. - INVESCO Balanced

   INVESCO Small-Cap Growth
   Maxim Series Fund, Inc. - INVESCO Small-Cap Growth

   Mid-Cap
   Maxim Series Fund, Inc. - Mid-Cap

   Money Market
   Maxim Series Fund, Inc. - Money Market

   Small-Cap Index
   Maxim Series Fund, Inc. - Small-Cap Index

   Small-Cap Value
   Maxim Series Fund, Inc. - Small-Cap Value

   Stock Index
   Maxim Series Fund, Inc. - Stock Index

   Total Return
   Maxim Series Fund, Inc. - Total Return

   T. Rowe Price Equity/Income
   Maxim Series Fund, Inc. - T. Rowe Price Equity/Income

   U.S. Government Securities
   Maxim Series Fund, Inc. - U.S. Government Securities

   TCI Balanced
   TCI Portfolios, Inc. - TCI Balanced

   TCI Growth
   TCI Portfolios, Inc. - TCI Growth


     As of September 24, 1984, the administrative charges of the Series Account were changed by a vote of the Board of Directors. Contracts purchased prior to September 24, 1984 (Maxim I Series) were and will remain subject to the previous charges while contracts purchased after September 24, 1984 (Maxim II Series) are charged with the new amounts (see Note 3). As a result of changes in the administrative charges, the contracts purchased after September 24, 1984 are being accounted for separately.

     As of September 19, 1994, the Company began offering a new contract in the Series Account (Maxim III Series or MVP contracts).

The administrative charges for these contracts differ from the administrative charges for contracts in the Maxim I Series and the Maxim II Series (see Note 3) and are therefore, accounted for separately.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies of the Series Account which are in accordance with the accounting principles generally accepted in the investment company industry:

     a. Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

          Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

     b. Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by each portfolio at year end.

          The cost of investments represents shares of the underlying funds which were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the underlying funds.

     c. Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under existing federal income tax law, this income is not taxed to the extent it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

3.   CHARGES UNDER THE CONTRACTS

a. Contract Maintenance Charge - On the last valuation date of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge of $30 for contracts purchased before September 24, 1984 and $35 for contracts purchased after September 24, 1984, as compensation for the administrative services provided to contract owners. To compensate the Company for administrative services for contracts issued after September 19, 1994, a contract maintenance charge of $27 is deducted from each participant account on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and prorated for the portion of the year remaining.

b. Charges Incurred for Total or Partial Surrenders - Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" for contracts purchased after September 19, 1994, is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.


     c.   Deductions for Assumption of Mortality and Expense Risks
- The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of 1.25% (1.00% allocable to mortality risk and .25% allocable to expense risk) for the contracts purchased before September 24, 1984. For contracts purchased after September 24, 1984 and through September 19, 1994, the annual rate is 1.4% (1.0% allocable to the mortality risk and .4% allocable to the expense risk). For contracts purchased after September 19, 1994, the annual rate is 1.25% (.85% allocable to the mortality risk and .4% allocable to the expense risk). This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change.

     d. Deductions for Premium Taxes - The Company currently will pay any applicable premium tax or other tax, levied by any government, when due. If the contract value is used to purchase an annuity under the annuity options, the dollar amount of any premium tax previously paid or payable upon annuitization by the Company will be charged against the contract value.

4.   RELATED-PARTY SERVICES

The Company's parent, The Great-West Life Assurance Company, served as investment advisor to Maxim Series Fund, Inc. through October 31, 1996. Effective November 1, 1996 a wholly-owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor. Fees are assessed against the average daily net asset value of the Funds to compensate GW Capital Management, Inc. for investment advisory services.

5.   COMPONENTS OF NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF
CAPITAL

     The following is a summary of the net assets applicable to outstanding units of capital at December 31, 1996, for each investment division.


Maxim Series I

Units
Unit Value
Total Maxim I Variable Annuity Contract Liabilities

NET ASSETS APPLICABLE TO
OUTSTANDING UNITS OF CAPITAL:
Investment Division:
   Money Market\Non-Qualified
1,402.4300
$21.706993
$30,443
   Bond\Non-Qualified
2,729.5690
33.709888
92,013
   Bond\Qualified
521.3258
30.687842
15,998
   Stock Index\Qualified
175.8499
51.556484
9,066
   Total Return\Non-Qualified
2,301.4211
19.586726
45,077
TOTAL
$192,597

(Continued)

5.   COMPONENTS OF NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF
CAPITAL
     [Continued]

Maxim Series II

Units
Unit Value
Total Maxim II Variable Annuity Contract Liabilities

NET ASSETS APPLICABLE TO OUTSTANDING
UNITS OF CAPITAL:
Investment Division:
   Money Market\Non-Qualified
64,049.3121
$17.175299
$1,100,066
   Money Market\Qualified
61,373.5645
16.960886

1,040,950
   Bond\Non-Qualified
64,147.0845
24.966746
1,601,544
   Bond\Qualified
88,677.2808
25.166340
2,231,683
   Stock Index\Non-Qualified
159,266.2614
41.478371
6,606,105
   Stock Index\Qualified
202,398.6329
42.096471
8,520,268
   U.S. Government Securities/Non-Qualified
272,571.1706
23.439091
6,388,820
   U.S. Government Securities/Qualified
183,063.5196
23.204907
4,247,972
   Total Return/Non-Qualified
219,989.4109
20.051378
4,411,091
   TCI Growth
26,567.3098
13.189460
350,408
   TCI Balanced
24,745.2008
14.044688
347,539
TOTAL
$36,846,446

Maxim Series III

Units
Unit Value
Total Maxim III Variable Annuity Contract Liabilities

NET ASSETS APPLICABLE TO
OUTSTANDING UNITS OF CAPITAL:
Investment Division:
   Bond
5,196.4590
$11.429722
$59,395
   Corporate Bond

12,487.2880
13.115265
163,773
   INVESCO ADR
15,132.9530
13.458576
203,668
   INVESCO Balanced
1,307.1090
10.132674
13,244
   INVESCO Small-Cap Growth
33,993.6680
16.387153
557,059
   Mid-Cap
83,389.9040
14.118114
1,177,308
   Money Market
30,070.9530
10.553529
317,355
   Small-Cap Index
10,975.8830
13.868088
152,215
   Small-Cap Value
1,551.3980
13.514089
20,965
   Stock Index
130,996.4720
15.699377
2,056,563
   Total Return
30,202.4170
12.935069
390,671
   T. Rowe Price Equity/Income
67,415.1290
15.238073
1,027,276
   U.S. Government Securities
15,784.0970
11.408091
180,067
   TCI Balanced
19,490.4690
13.064964
254,642
   TCI Growth
15,595.6450
12.230478
190,742
TOTAL
$6,764,943

(Concluded)

6.   SELECTED DATA

     The following is a summary of selected data for a unit of capital of the Series Account at the beginning and end of the year and the number of units outstanding at December 31, 1996, 1995, 1994, 1993, and 1992, by investment division:

Maxim Series I

Money Market Non-Qualified
Money Market Qualified
Bond Non-Qualified
Bond Qualified
Stock Index Qualified
Total Return Non-Qualified

1996
Beginning Unit Value
$  20.92
$  0.00
$  32.74
$  29.81
$  43.05
$  17.75
Ending Unit Value
$  21.71
$  0.00
$  33.71
$  30.69
$  51.56
$  19.59
Number of Units Outstanding
1,402.43
0.00
2,729.57
521.33
175.85
2,301.42
1995
Beginning Unit Value
$  20.04
$  20.01
$  28.77
$  26.21
$  32.29
$  14.65
Ending Unit Value
$  20.92
$    0.00
$  32.74
$  29.81
$  43.05
$  17.75
Number of Units Outstanding
2,022.86
0.00
2,732.24
523.12
176.42
2,301.96
1994
Beginning Unit Value
$  19.54
$  19.51
$  29.84
$  27.18
$  32.65
$  15.24
Ending Unit Value
$  20.04
$  20.01
$  28.77
$  26.21
$  32.29
$  14.65
Number of Units Outstanding
2,027.25
718.03
2,735.02
2,001.77
1,700.61
2,303.69
1993
Beginning Unit Value
$  19.23
$  19.21
$  27.83
$  25.36
$  30.10
$  13.75
Ending Unit Value
$  19.54
$  19.51
$  29.84
$  27.18
$  32.65
$  15.24
Number of Units Outstanding
2,031.80
720.03
2,738.15
2,004.45
2,221.73
1,192.30
1992
Beginning Unit Value
$  18.82
$  18.79
$  26.52
$  24.17
$  28.79
$  13.21
Ending Unit Value
$  19.23
$  19.21
$  27.83
$  25.36
$  30.10
$  13.75
Number of Units Outstanding
1,003.50
1,892.89
3,360.64
2,300.77
2,651.87
1,510.03
(Continued)

6.   SELECTED DATA (continued)

Maxim Series II

Money Market Non-Qualified
Money Market Qualified
Bond Non-Qualified
Bond Qualified
Stock Index Non-Qualified
Stock Index Qualified
U.S. Government Securities Non-Qualified
U.S. Government Securities Qualified
Total Return Non-Qualified
TCI Growth (A)
TCI Balanced (A)

1996
Beginning Unit Value
$  16.58
$  16.37
$  24.29
$  24.48
$  34.53
$  35.04
$  22.88
$  22.65
$  18.20
$  14.00
$  12.69
Ending Unit Value
$  17.18
$  16.96
$  24.97
$  25.17
$  41.48
$  42.10
$  23.44
$  23.20
$  20.05
$  13.19
$  14.04
Number of Units Outstanding
64,049.31
61,373.56
64,147.08
88,677.28
159,266.26
202,398.63
272,571.17
183,063.52
219,989.41
26,567.31
24,745.20
1995
Beginning Unit Value
$ 15.90
$  15.71
$  21.37
$  21.54
$  25.81
$  26.19
$  19.98
$  19.78
$  15.04
$  10.82
$  10.62
Ending Unit Value
$  16.58
$  16.37
$  24.29
$  24.48
$  34.53
$  35.04
$  22.88
$  22.65
$  18.20
$  14.00
$  12.69
Number of Units Outstanding
97,581.56
104,679.99
79,442.17
106,047.41
171,678.12
224,763.46
325,518.95
228,062.15
239,974.08
25,359.37
24,517.40
1994
Beginning Unit Value
$  15.53
$  15.33
$  22.20
$  22.38
$  26.13
$  26.52
$  20.93
$  20.72
$  15.67
$  11.11
$  10.71
Ending Unit Value
$  15.90
$  15.71
$  21.37
$  21.54
$  25.81
$  26.19
$  19.98
$  19.78
$  15.04
$  10.82
$  10.62
Number of Units Outstanding
125,420.05
127,897.77
95,366.99
113,313.38
219,588.42
263,158.31
415,446.66
284,597.25
335,713.57
21,121.89
27,124.38
1993
Beginning Unit Value
$  15.31
$  15.12
$  20.74
$  20.90
$  24.12
$  24.48
$  19.41
$  19.21
$  14.16
$  10.20
$  10.08
Ending Unit Value
$  15.53
$  15.33
$  22.20
$  22.38
$  26.13
$  26.52
$  20.93
$  20.72
$  15.67
$  11.11
$  10.71
Number of Units Outstanding
135,293.72
105,196.10
154,786.15
147,002.74
284,941.95
332,747.75
649,198.60
417,423.10
438,337.99
44,619.57
33,951.49
1992
Beginning Unit Value
$  15.00
$  14.82
$  19.79
$  19.95
$  23.11
$  23.45
$  18.06
$  17.88
$  13.62
$  10.00
$  10.00
Ending Unit Value
$  15.31
$  15.12
$  20.74
$  20.90
$  24.12
$  24.48
$  19.41
$  19.21
$  14.16
$  10.20
$  10.08
Number of Units Outstanding
178,042.42
183,558.09
186,256.95
173,575.16
331,096.23
414,325.07
816,505.97
505,474.92
542,293.10
15,624.73
2,641.92

(A)  The Investment Divisions commenced operations on December 1,
1992, at a unit value of $10.00.

(Continued)

6.   SELECTED DATA (continued)

Maxim Series III

Bond (A)
Corporate Bond (F)
INVESCO ADR (B)
INVESCO Balanced (G)
INVESCO Small-Cap Growth (B)
Mid-Cap (A)
Money Market (E)
Small-Cap Index (A)

1996
Beginning Unit Value
$  11.10
$  12.03
$  11.25
$  10.00
$  13.09
$  13.49
$  10.17
$  12.18
Ending Unit Value
$  11.43
$  13.12
$  13.46
$  10.13
$  16.39
$  14.12
$  10.55
$  13.87
Number of Units Outstanding
5,196.46
12,487.29
15,132.95
1,307.11
33,993.67
83,389.90
30,070.95
10,975.88
1995
Beginning Unit Value
$   9.76
$  10.00
$  10.00

$  10.00
$  10.80
$  10.00
$   9.77
Ending Unit Value
$  11.10
$  12.03
$  11.25

$  13.09
$  13.49
$  10.17
$  12.18
Number of Units Outstanding
1,675.75
799.35
2,623.01

4,511.19
24,467.21
15,499.45
2,705.63
1994
Beginning Unit Value
$  10.00




$  10.00

$  10.00
Ending Unit Value
$    9.76




$  10.80

$    9.77
Number of Units Outstanding
455.62




4,508.26

986.29

(A) The Investment Division commenced operations on September 19, 1994, at a unit value of $10.00.

(B)  The Investment Division commenced operations on January 6,
1995, at a unit value of $10.00.

(E)  The Investment Division commenced operations on August 4,
1995, at a unit value of $10.00.

(F)  The Investment Division commenced operations on August 8,
1995, at a unit value of $10.00.

(G) The Investment Division commenced operations on October 31,
1996, at a unit value of $10.00.

(Continued)

6.   SELECTED DATA (continued)

Maxim Series III

Small-Cap Value (D)
Stock Index (A)
Total Return (A)
T. Rowe Price Equity/Income (B)
U.S. Government Securities (C)
TCI Balanced (A)
TCI Growth (C)

1996
Beginning Unit Value
$  11.60
$  13.05
$  11.72
$  12.92
$  11.12
$  11.79
$  12.94
Ending Unit Value
$  13.51
$  15.70
$  12.94
$  15.24
$  11.41
$  13.06
$  12.23
Number of Units Outstanding
1,551.40
130,996.47
30,202.42
67,415.13
15,784.10
19,490.47
15,595.65
1995
Beginning Unit Value
$   10.00
$    9.74
$    9.67
$   10.00
$   10.00
$    9.85
$   10.00
Ending Unit Value
$  11.60
$  13.05
$  11.72
$  12.92
$  11.12
$  11.79
$  12.94
Number of Units Outstanding
697.92
17,200.32
9,694.71
19,500.37
14,812.67
7,745.10
6,110.86
1994
Beginning Unit Value

$  10.00
$  10.00


$  10.00

Ending Unit Value

$    9.74
$    9.67


$    9.85

Number of Units Outstanding

2,306.48
2,085.24


199.55


(A) The Investment Division commenced operations on September 19, 1994, at a unit value of $10.00.

(B)  The Investment Division commenced operations on January 6,
1995, at a unit value of $10.00.

(C)  The Investment Division commenced operations on January 18,
1995, at a unit value of $10.00.

(D) The Investment Division commenced operations on March 9, 1995, at a unit value of $10.00.

(Concluded)

7.   CHANGE IN SHARES

The following is a summary of the net change in the total investment shares held in each of the respective underlying funds:

For the year ended December 31,
1996
1995

Maxim Series I
Maxim Series Fund, Inc.
- Money Market/Non-Qualified
(11,832)
1,683
Maxim Series Fund, Inc.
- Money Market/Qualified

(14,386)
Maxim Series Fund, Inc.
- Bond/Non-Qualified
3,659
3,410
Maxim Series Fund, Inc.
- Bond/Qualified
600
(33,538)
Maxim Series Fund, Inc.
- Stock Index/Qualified
17
(32,792)
Maxim Series Fund, Inc.
- Total Return/Non-Qualified
2,133
1,489

Maxim Series II
Maxim Series Fund, Inc.
- Money Market/Non-Qualified
(515,801)
(377,128)
Maxim Series Fund, Inc.
- Money Market/Qualified
(670,956)
(295,173)
Maxim Series Fund, Inc.
- Bond/Non-Qualified
(238,899)
(226,940)
Maxim Series Fund, Inc.
- Bond/Qualified
(257,873)
(39,815)
Maxim Series Fund, Inc.
- Stock Index/Non-Qualified
(197,576)
(789,596)
Maxim Series Fund, Inc.
- Stock Index/Qualified
(371,549)
(623,632)
Maxim Series Fund, Inc.
- U.S. Government Securities/Non-Qualified
(811,859)
(1,418,380)
Maxim Series Fund, Inc.
- U.S. Government Securities/Qualified
(734,240)
(857,605)
Maxim Series Fund, Inc.
- Total Return/Non-Qualified
(75,371)
(1,124,372)
TCI Portfolios, Inc.
- TCI Growth
4,825
4,615
TCI Portfolios, Inc.
- TCI Balanced
1,939
(4,145)

Maxim Series III
Maxim Series Fund, Inc.
- Bond
40,149
5,258
Maxim Series Fund, Inc.
- Corporate Bond
132,764
8,357
Maxim Series Fund, Inc.
- INVESCO ADR
124,589
26,213
Maxim Series Fund, Inc.
- INVESCO Balanced
12,732

Maxim Series Fund, Inc.
- INVESCO Small-Cap Growth
349,181
39,962
Maxim Series Fund, Inc.
- Mid-Cap
590,752
187,690
Maxim Series Fund, Inc.
- Money Market
159,940
157,557
Maxim Series Fund, Inc.
- Small-Cap Index
94,971
18,075
Maxim Series Fund, Inc.
- Small-Cap Value
9,228
7,589
Maxim Series Fund, Inc.
- Stock Index
774,415
80,922
Maxim Series Fund, Inc.
- Total Return
203,992
69,616
Maxim Series Fund, Inc.
- T. Rowe Price Equity/Income
516,525
193,126
Maxim Series Fund, Inc.
- U.S. Government Securities
47,132
120,741
TCI Portfolios, Inc.
- TCI Balanced
27,455
6,024
TCI Portfolios, Inc.
- TCI Growth
12,712
5,936

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(A wholly-owned subsidiary of
The Great-West Life Assurance Company)

Consolidated Financial Statements for the
Years Ended December 31, 1996, 1995, and 1994 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company (a wholly-owned subsidiary of The Great-West Life Assurance Company) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.

/s/  Deloitte & Touche LLP

DELOITTE & TOUCHE LLP


Denver, Colorado
January 25, 1997

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 1996  AND 1995
(Dollars in Thousands)

ASSETS

1996
1995

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value $2,041,064 and
    $2,158,043)
$ 1,992,681
$ 2,054,204
    Available-for-sale, at fair value (amortized cost $6,151,519 and $6,087,969)
  6,206,478
  6,263,187
  Common stock
     19,715
      9,440
  Mortgage loans on real estate, net
  1,487,575
  1,713,195
  Real estate, net
     67,967
     60,454
  Policy loans
  2,523,477
  2,237,745
  Short-term investments, available-for-sale (cost approximates fair value)
    419,008
    134,835
    Total Investments
 12,716,901
 12,473,060

Cash
    125,182
     90,939
Reinsurance receivable
    196,958
    333,924
Deferred policy acquisition costs
    282,780
    278,526
Investment income due and accrued
    198,441
    211,922
Other assets

     57,244
     40,038
Premiums in course of collection
     74,693
     85,990
Deferred income taxes
    214,404
    168,941
Separate account assets
  5,484,631
  3,998,878

TOTAL ASSETS
$19,351,234
$17,682,218

See notes to consolidated financial statements.

LIABILITIES AND STOCKHOLDER'S EQUITY

1996
1995

POLICY BENEFIT LIABILITIES:
    Policy reserves
$11,022,595
$10,845,935
    Policy and contract claims
    372,327
    359,791
    Policyholders' funds
    153,867
    154,872
    Experience refunds
     87,399
     83,562
    Provision for policyholders' dividends
     51,279
     47,760

GENERAL LIABILITIES:
    Due to Parent Corporation
    151,431
    149,974
    Repurchase agreements
    286,736
    375,299
    Commercial paper
     84,682
     84,854
    Other liabilities
    488,818
    451,555
    Undistributed earnings on
    participating business
    133,255
    136,617
    Separate account liabilities
  5,484,631
  3,998,878
     Total Liabilities
 18,317,020
 16,689,097

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value,
       50,000,000 shares authorized:
            Series A, cumulative, 1500 shares authorized,
              liquidation value of $100,000 per share,
              600 shares issued and outstanding
    60,000
    60,000
            Series B, cumulative, 1500 shares authorized,
              liquidation value of $100,000 per share,
              200 shares issued and outstanding
    20,000
    20,000
            Series C, cumulative, 1500 shares authorized,
              none outstanding


            Series D, cumulative, 1500 shares authorized,
              none outstanding


            Series E, non-cumulative, 2,000,000
              shares authorized, liquidation value of $20.90
              per share, issued, and outstanding
    41,800
    41,800
    Common stock, $1 par value; 50,000,000 shares authorized;
       7,032,000 shares issued and outstanding
     7,032
     7,032
    Additional paid-in capital
   664,265
   657,265
    Net unrealized gains on securities available-for-sale, net
    14,951
    58,763
    Retained earnings
   226,166
   148,261
      Total Stockholder's Equity
 1,034,214
   993,121

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY
$19,351,234
$17,682,218

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994
(Dollars in Thousands)

1996
1995
1994

REVENUES:
  Annuity contract charges and premiums
$91,881
$79,816
$61,122
  Life, accident, and health premiums earned (net of
    premiums ceded totaling $(104,250), $60,880
    and $48,115)
1,107,367
987,611
938,947
  Net investment income
836,642
835,046
767,646
  Net realized gains (losses) on investments
(21,078)
7,465
(71,939)

2,014,812
1,909,938
1,695,776

BENEFITS AND EXPENSES:
  Life and other policy benefits (net of reinsurance
    recoveries totaling $52,675, $43,574,
    and $18,937)
515,750
557,469
548,950
  Increase in reserves
229,198
98,797
64,834
  Interest paid or credited to contractholders
561,786
562,263
529,118
  Provision for policyholders' share of earnings (losses)
    on participating business
(7)
2,027
(725)
  Dividends to policyholders
49,237
48,150
42,094

1,355,964
1,268,706
1,184,271

  Commissions
106,561
122,926
120,058
  Operating expenses
336,719
314,810
261,311
  Premium taxes
25,021
26,884
27,402

1,824,265
1,733,326
1,593,042

INCOME BEFORE INCOME TAXES
190,547
176,612
102,734

PROVISION FOR INCOME TAXES:
   Current
77,134
88,366
65,070
   Deferred
(21,162)
(39,434)
(36,614)

55,972
48,932
28,456

NET INCOME
$134,575
$127,680
$74,278

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994
(Dollars in Thousands)

Preferred Stock
  Shares
  Amount
Common Stock
  Shares
  Amount
Additional Paid-In Capital
Net Unrealized Gains (Losses)
Retained Earnings (Deficit)
Total

BALANCE, JANUARY 1, 1994
2,000,800
$121,800
7,032,000
$7,032
$656,793
$0
$35,721
$821,346

Adjustment to beginning balance for change in accounting method for investment securities





6,515

6,515

Change in net unrealized gains (losses)





(84,942)

(84,942)

Capital contributions




472


472

Dividends






(40,438)
(40,438)

Net income






74,278
74,278

BALANCE, DECEMBER 31, 1994
2,000,800
121,800
7,032,000
7,032
657,265
(78,427)
69,561
777,231

Change in net realized gains (losses)





137,190

137,190

Dividends









(48,980)
(48,980)

Net income






127,680
27,680

BALANCE, DECEMBER 31, 1995
2,000,800
121,800
7,032,000
7,032
657,265
58,763
148,261
993,121

Change in net unrealized gains (losses)





(43,812)

(43,812)

Capital contributions




7,000


7,000

Dividends







(56,670)
(56,670)


Net income






134,575
134,575

BALANCE, DECEMBER 31, 1996
2,000,800
$121,800
7,032,000
$7,032
$664,265
$14,951
$226,166
$1,034,214

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994
(Dollars in Thousands)

1996
1995
1994

OPERATING ACTIVITIES:
    Net income
$134,575
$127,680
$74,278
    Adjustments to reconcile net income to
      net cash provided by operating activities:
       Gain (loss) allocated to participating policyholders
(7)
2,027
(725)
       Amortization of investments
15,518
26,725
36,978
       Realized losses (gains) on disposal of investments
           and write-downs of mortgage loans and real estate
21,078
(7,465)
71,939
       Amortization
49,454
49,464
29,197
       Deferred income taxes
(20,258)
(39,763)
(38,631)
    Changes in assets and liabilities:
        Policy benefit liabilities
358,393
346,975
93,998
        Reinsurance receivable
136,966
(38,776)
(25,868)
        Accrued interest and other receivables
24,778
(17,617)
(26,032)
        Other, net
(8,076)
8,834

96,950
                 Net cash provided by operating activities
712,421
458,084
312,084

INVESTING ACTIVITIES:
    Proceeds from sales, maturities, and
        redemptions of investments:
        Fixed maturities
             Held-to-maturity
                Sales

18,821
16,014
                Maturities and redemptions
516,838
655,993
1,034,324
             Available-for-sale
                Sales
3,569,608
4,211,649
1,753,445
                Maturities and redemptions
803,369
253,747
141,299
        Mortgage loans
235,907
260,960
291,102
        Real estate
2,607
4,401
29,868
        Common stock
1,888

178
    Purchases of investments:
        Fixed maturities
             Held-to-maturity
(453,787)
(490,228)
(673,567)
             Available-for-sale
(4,753,154)
(4,932,566)
(2,606,028)
        Mortgage loans
(23,237)
(683)
(9)
        Real estate
(15,588)
(5,302)
(9,253)
        Common stock
(12,113)
(4,218)
(2,063)
                 Net cash used in investing activities
(127,662)
(27,426)
(24,690)

(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994
(Dollars in Thousands)

1996
1995
1994

FINANCING ACTIVITIES:
   Contract withdrawals, net of deposits
$(413,568)
$(217,190)
$(238,166)
   Due to Parent Corporation
1,457
(9,143)
(13,078)
   Dividends paid
(56,670)
(48,980)
(40,438)
   Net commercial paper (repayments) borrowings
(172)
(4,832)
89,686
   Net repurchase agreements repayments
(88,563)
(191,195)
(39,244)
   Capital contributions
7,000


              Net cash used in financing activities
(550,516)
(471,340)
(241,240)

NET INCREASE (DECREASE) IN CASH
34,243
(40,682)
46,154

CASH, BEGINNING OF YEAR
90,939
131,621
85,467

CASH, END OF YEAR
$125,182
$90,939
$131,621


SUPPLEMENTAL DISCLOSURES OF CASH FLOW
INFORMATION
     Cash paid during the year for:
       Income taxes
$103,700
$83,841
$68,892
       Interest
15,414
17,016
12,229

See notes to consolidated financial statements.

(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994
(Amounts in Thousands, except Share Amounts)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of The Great-West Life Assurance Company (the Parent Corporation). The Company is an insurance company domiciled in the State of Colorado. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

     Basis of Presentation -   The preparation of financial
statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

     Certain reclassifications have been made to the 1995 and 1994 financial statements to conform with the basis of presentation used in 1996.

     Investments - Investments are reported as follows:

1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established.

     Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as a separate component of stockholder's equity. The net unrealized gains and losses in derivative financial instruments used to hedge available-for-sale securities are included in the separate component of stockholder's equity.

     The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

     The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb possible credit losses on its impaired loans and to provide adequate provision for any possible future losses in the portfolio.

Management's judgment is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan.

Effective January 1, 1995, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 114 "Accounting by Creditors for Impairment of a Loan" and SFAS No. 118 "Accounting by Creditors for Impairment of a Loan-Income Recognition and Disclosures". In accordance with these standards, a mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The measurement of impaired loans is based on the fair value of the collateral. As the Company was already providing for impairment of loans through an allowance for credit losses, the implementation of these statements had no material effect on the Company's financial statements.

3. Real estate is carried at the lower of cost or fair value, net of costs of disposal. Effective January 1, 1996, the Company adopted SFAS No. 121 "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". The implementation of this statement had no material effect on the Company's financial statements.

4.   Investments in common stock are carried at fair value.

5.   Policy loans are carried at their unpaid balances.

6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

     Gains and losses realized on disposal of investments are determined on a specific identification basis.

     Cash - Cash includes only amounts in demand deposit accounts.

     Deferred Policy Acquisition Costs - Policy acquisition costs, which consist of sales commissions and other costs that vary with and are primarily related to the production of new and renewal business, have been deferred to the extent recoverable. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized.
Amortization of deferred policy acquisition costs totaled $47,089, $48,054, and $28,199 in 1996, 1995, and 1994, respectively.

     Separate Account - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc., a diversified, open-end management investment company which is an affiliate of the Company, shares of other external mutual funds, or government or corporate bonds.

     Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $5,242,753, and $4,675,175 at December 31, 1996 and 1995, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $5,779,842 and $6,170,760, at December 31, 1996 and 1995, respectively, are established at the contractholder's account value.

     Reinsurance - Policy reserves ceded to other insurance companies are carried as reinsurance receivable on the balance sheet (See Note 3). The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Policy and Contract Claims - Policy and contract claims include provisions for reported claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

     Participating Fund Account - Participating life and annuity policy reserves are $3,591,077 and $3,339,316 at December 31, 1996 and 1995, respectively. Participating business approximates 50.3% of the Company's ordinary life insurance in force and 92.2% of ordinary life insurance premium income at December 31, 1996.

     The liability for undistributed earnings on participating business was decreased by $3,362 in 1996, which represented $7 of losses on participating business, a reduction of $2,924 to reflect the net change in unrealized gains on securities classified as available-for-sale, net of certain adjustments to policy reserves and income taxes, and a decrease of $431 due to reinsurance transactions (See Note 2).

     The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Amounts allocable to participating policyholders are consistent with established Company practice.

     The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

     The Company has also established a Participation Fund Account
(PFA) for the benefit of the participating policyholders previously transferred to the Company from the Parent under an assumption reinsurance transaction. The PFA is part of the PPEA. The assets and liabilities associated with these policies are segregated in the accounting records of the Company. Earnings derived from the operation of the PFA accrue solely for the benefit of the acquired participating policyholders.

     Recognition of Premium Income and Benefits and Expenses - Life insurance premiums are recognized as earned. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period. Benefits and expenses on policies with life contingencies are associated with premium income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts. The average crediting rate on annuity products was approximately 6.8% in 1996.

     Income Taxes - Income taxes are recorded using the asset and liability approach which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

     Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker-dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

     The Company will implement Statement of Financial Accounting Standards (SFAS) No. 125 "Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities" in 1998 as it relates to repurchase agreements and securities lending arrangements. Management estimates the effect of the change will not be material.

Derivatives - The Company engages in hedging activities to manage interest rate and foreign exchange risk (See Note 6).


2.   RELATED-PARTY TRANSACTIONS

     On October 31, 1996 the Company recaptured certain pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded, at estimated fair value, the following at October 31, 1996 as a result of this transaction:


Assets                             Liabilities and
                                   Stockholder's Equity

Cash                $162,000       Policy reserves     $164,839
Mortgages           19,753         Due to parent corporation  9,180
Other               18             Deferred income taxes      1,283
Undistributed earnings on          Stockholder's equity       7,000
   participating business 431
                    $182,302                           $182,302

     The Company and the Parent Corporation have a number of service agreements whereby the Parent Corporation administers, distributes, and underwrites business for the Company and administers the Company's investment portfolio. Certain operating expenses represent allocations made by the Parent Corporation to the Company for services provided pursuant to these service agreements. These transactions are summarized as follows:

Years Ended December 31,

1996
1995
1994
Investment management expense (included in net

     investment income)
$14,800
$15,182
$13,841
Administrative and underwriting payments
    (included in operating expenses)
304,599
301,529
269,020

Effective January 1, 1997 all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. All related employee benefit plan assets and liabilities were transferred from the Parent Corporation to the Company with no material impact on the Company's financial position. There will not be any material effect on the Company's operating expenses as the costs associated with the employees and these benefit plans are reflected in the present service agreements.

     At December 31, 1996 and 1995, due to Parent Corporation includes $31,639 and $27,814 due on demand and $119,792 and $122,160 of notes payable which bear interest and mature at various dates. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The Company also has available an arrangement to obtain advances from the Parent Corporation to fund short-term liquidity needs. The due on demand to the Parent Corporation bears interest at the public bond rate (7.0% and 6.4% at December 31, 1996 and 1995, respectively) while the remainder bear interest at various rates.




3.   REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1996 and 1995, reinsurance receivables with a carrying value of $196,958 and $333,924, respectively, were due primarily from the Parent Corporation.

     Total reinsurance premiums assumed from the Parent Corporation were $1,693, $1,606 and $2,438, in 1996, 1995, and 1994, respectively.


The Company considers all accident and health policies to be short-duration contracts. The following schedule details life insurance in force and life and accident/health premiums:

Gross Amount
Ceded Primarily to the Parent Corporation
Assumed Primarily From Other Companies
Net Amount
Percentage of Amount Assumed to Net

December 31, 1996:
   Life insurance in force:
     Individual
$23,409,823
$5,246,079
$3,482,118
$21,645,862
16.1%
     Group
47,682,237

1,817,511
49,499,748
3.7%
         Total
$71,092,060
$5,246,079
$5,299,629
$71,145,610


   Premiums:
     Life insurance
$334,127
$(111,743)
$19,633
$465,503
4.2%
     Accident/health
592,577
7,493
56,780
641,864
8.8%
       Total
$926,704
$(104,250)
$76,413
$1,107,367



December 31, 1995:
   Life insurance in force:
     Individual
$22,388,520
$7,200,882
$3,476,784
$18,664,422
18.6%
     Group
48,415,592

1,954,313
50,369,905
3.9%
         Total
$70,804,112
$7,200,882
$5,431,097
$69,034,327


   Premiums:
     Life insurance
$339,342
$51,688
$21,028
$308,682
6.8%
     Accident/health
623,626
9,192
64,495
678,929
9.5%
       Total
$962,968
$60,880
$85,523
$987,611


December 31, 1994:
   Life insurance in force:
     Individual
$21,461,590
$7,411,811
$3,415,596
$17,465,375
19.6%
     Group
48,948,669


2,102,228
51,050,897
4.1%
         Total
$70,410,259
$7,411,811
$5,517,824
$68,516,272


   Premiums:
     Life insurance
$322,263
$42,946
$22,009
$301,326
7.3%
     Accident/health
579,650
5,169
63,140
637,621
9.9%
       Total
$901,913
$48,115
$85,149
$938,947


4.   NET INVESTMENT INCOME

Net investment income is summarized as follows:

Years Ended December 31,

1996
1995
1994

  Investment income:
    Fixed maturities and short-term investments
$601,913
$591,561
$555,103
    Mortgage loans on real estate
140,823
171,008
182,544
    Real estate
5,292
3,936
5,700
    Policy loans

175,746
163,547
116,060
    Other
3,319



927,095
930,052
859,407

  Investment expenses, including
    interest on amounts charged
    by the Parent Corporation
    of $11,282, $10,778, and $11,145
90,453
95,006
91,761

  Net investment income
$836,642
$835,046
$767,646

5.   NET REALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on investments are as follows:

Years Ended December 31,

1996
1995
1994
  Realized gains (losses):
    Fixed Maturities
$(11,624)
$28,166
$(39,775)
    Mortgage loans on real estate
1,143
1,309
2,120
    Real estate

(10)
(102)
    Provisions
(10,597)
(22,000)
(34,182)
  Net realized gains (losses) on investments
$(21,078)
$7,465
$(71,939)


6.   SUMMARY OF INVESTMENTS

Fixed maturities owned at December 31, 1996 are summarized as follows:

Amortized Cost
Gross Unrealized Gains
Gross Unrealized Losses
Estimated Fair Value
Carrying Value

  Held-to-Maturity:
    U.S. Treasury Securities and
       obligations of U.S. Government
       Agencies:

         Collateralized mortgage
           obligations
$
$
$
$
$
         Direct mortgage pass-through
           certificates
         Other
       10,935
            630
            106
       11,459
     10,935
   Collateralized mortgage obligations





   Public utilities
     284,954
       12,755
            320
     297,389
   284,954
   Corporate bonds
  1,634,745
       41,195
         7,360
  1,668,580
1,634,745
   Foreign governments
       12,577

            556
                3
       13,130
     12,577
   State and municipalities
       49,470
         1,051
              15
       50,506
     49,470

$  1,992,681
$       56,187
$         7,804
$  2,041,064
$1,992,681

   Available-for-Sale:
    U.S. Treasury Securities and
       obligations of U.S.
       Government Agencies:
          Collateralized mortgage
            obligations
$     658,612
$         8,058
$         3,700
$     662,970
$   662,970
          Direct mortgage pass-through
             certificates
     844,291
         5,093
       10,908
     838,476
   838,476
          Other
     359,220
            596
         2,686
     357,130
   357,130
   Collateralized mortgage obligations
     614,773
       13,619
         3,553
     624,839
   624,839
   Public utilities
     628,382
         6,523
         5,375
     629,530
   629,530
   Corporate bonds

  2,907,875
       56,551
         5,250
  2,959,176
2,959,176
   Foreign governments
     110,013
         1,762
         5,673
     106,102
   106,102
   State and municipalities
       28,353
              21
            119
       28,255
     28,255

$  6,151,519
$       92,223
$       37,264
$  6,206,478
$6,206,478

6.   SUMMARY OF INVESTMENTS [Continued]

Fixed maturities owned at December 31, 1995 are summarized as follows:

Amortized Cost
Gross Unrealized Gains
Gross Unrealized Losses
Estimated Fair Value
Carrying Value

  Held-to-Maturity:
    U.S. Treasury Securities and
       obligations of U.S.
       Government Agencies:
          Collateralized mortgage
             obligations
$
$
$
$
$
          Direct mortgage pass-through
              certificates





          Other
       11,107
         1,093

     12,200
       11,107
   Collateralized mortgage obligations





   Public utilities
     269,671
       22,084
             95
   291,660
     269,671
   Corporate bonds
  1,732,046
       83,583
         5,867
1,809,762
  1,732,046
   Foreign governments
       18,596
         1,087
              12
     19,671
       18,596
   State and municipalities
       22,784
         1,966

     24,750
       22,784

$  2,054,204
$     109,813
$         5,974
$2,158,043
$  2,054,204

   Available-for-Sale:
    U.S. Treasury Securities and
       obligations of U.S.

       Government Agencies:
          Collateralized mortgage
            obligations
$     561,475
$         9,983
$         1,948
$   569,510
$     569,510
          Direct mortgage pass-through
             certificates
     794,056
       11,980
         2,233
   803,803
     803,803
          Other
     561,736
         7,703
              39
   569,400
     569,400
   Collateralized mortgage obligations
     490,074
       18,044
         3,304
   504,814
     504,814
   Public utilities
     581,482
       16,607
         2,425
   595,664
     595,664
   Corporate bonds
  2,943,918
     121,537
              26
3,065,429
  3,065,429
   Foreign governments
     141,362
         5,021
         5,644
   140,739
     140,739
   State and municipalities
       13,866
              22
              60
     13,828
       13,828

$  6,087,969
$     190,897
$       15,679
$6,263,187
$  6,263,187

     Most of the collateralized mortgage obligations consist of planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fourteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

     The cumulative effect as of January 1, 1994 of adopting SFAS No. 115 "Accounting for Certain Investments in Debt and Equity Securities," increased the opening balance of stockholders' equity by $6,515 to reflect the net unrealized gains on securities classified as available-for-sale (previously carried at the lower of aggregate amortized cost or fair value) and the corresponding adjustments to deferred policy acquisition costs, policy reserves, and amounts allocable to the liability for undistributed earnings on participating business, all net of income taxes.

     In November 1995, the Financial Accounting Standards Board issued a special report entitled "A Guide to Implementation of SFAS 115 on Accounting for Certain Investments in Debt and Equity Securities". In accordance with the adoption of this guidance, the Company reassessed the classification of its investment portfolio in December 1995 and reclassed securities totaling $2,119,814 from held-to-maturity to available-for-sale. In connection with this reclassification, an unrealized gain, net of related adjustments (see above), of $23,449 was recognized in stockholder's equity at the date of transfer.

     The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

     The amortized cost and estimated fair value of fixed maturity investments at December 31, 1996, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Held-to-Maturity
  Amortized Cost
  Estimated Fair Value
Available-for-Sale
  Amortized Cost
  Estimated Fair Value

Due in one year or less
$197,135
$200,356
$294,236
$308,805
Due after one year through five years
840,192
860,192
1,294,892
1,300,473
Due after five years through ten years
621,900
641,103
934,312
940,880
Due after ten years
140,061
145,287
422,179
432,721
Mortgage-backed securities
2,117,676
2,126,285
Asset-backed securities
193,393
194,126
1,088,224
1,097,314

$1,992,681
$2,041,064
$6,151,519
$6,206,478

     Proceeds from sales of securities available-for-sale were $3,569,608, $4,211,649, and $1,753,445 during 1996, 1995, and 1994, respectively. The realized gains on such sales totaled $24,919, $39,755, and $7,030 for 1996, 1995, and 1994, respectively. The realized losses totaled $40,748, $15,516, and $50,612 for 1996,
1995, and 1994, respectively.  During 1996, 1995, and 1994
held-to-maturity securities with an amortized cost of $0, $18,087, and $15,300 were sold due to credit deterioration with insignificant realized gains and losses.

     At December 31, 1996 and 1995, pursuant to fully collateralized securities lending arrangements, the Company had loaned $230,419 and $343,351 of fixed maturities, respectively.

     The Company makes limited use of derivative financial instruments to manage interest rate and foreign exchange risk.
Such hedging activity consists of interest rate swap agreements, interest rate floors and caps, and foreign currency exchange contracts. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest differential. This differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Interest rate swap agreements are used to convert the interest rate on certain fixed maturities from a floating rate to a fixed rate. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. The differential paid or received on interest rate and amounts received under interest rate floor and cap agreements are recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.

     Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk when used solely for hedging purposes, these instruments typically reduce overall market and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

     The following table summarizes the financial hedge instruments:

December 31, 1996
Notional Amount
Strike/Swap Rate
Maturity

Interest Rate Floor
$100,000
4.5% [LIBOR]
1999
Interest Rate Caps
260,000
11.0% to 11.82%[CMT]
2000 to 2001
Interest Rate Swaps
187,847
6.203% to 9.35%
01/98 to 02/2003
Foreign Currency Exchange
   Contracts
61,012
N/A
09/98 to 03/2003

December 31, 1995
Notional Amount
Strike/Swap Rate
Maturity

Interest Rate Floor
$100,000
4.5% [LIBOR]
1999
Interest Rate Cap
100,000
11.0% [CMT]
2000
Interest Rate Swaps
165,000
6.203% to 9.35%
01/98 to 2/2002
Foreign Currency Exchange
   Contracts
66,650
N/A
10/96 to 09/98

LIBOR - London Interbank Offered Rate
CMT - Constant Maturity Treasury Rate

The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 1996 approximately 32% and 10% of the Company's mortgage loans were collateralized by real estate located in California and Michigan, respectively.


The following represents impairments and other information under SFAS No. 114:

1996
1995

Impaired Loans
  Loans with related allowance for credit losses of $2,793 and $654
$16,443
$3,254
  Loans with no related allowance for credit losses
31,709
20,424
  Average balance of impaired loans during the year
39,064
29,150
  Interest income recognized [while impaired]
923
675
  Interest income received and recorded [while impaired] using the cash basis method of recognition
1,130
857

As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time alter the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms that are not impaired, aggregated $68,254, and $89,160 at December 31, 1996, and 1995,
respectively.

The following table presents changes in the allowance for credit losses since January 1, 1995 (date of the adoption of SFAS
No. 114):

1996
1995

Balance, beginning of year
$63,994
$57,987
Provision for loan losses
4,470
15,877
Chargeoffs
(3,468)
(10,480)
Recoveries
246
610
Balance, end of year
$65,242
$63,994

7.   COMMERCIAL PAPER

The Company has a commercial paper program which is partially supported by a $50,000 standby letter-of-credit. At December 31, 1996, commercial paper outstanding has maturities ranging from 49 to 123 days and interest rates ranging from 5.4% to 5.6%. At December 31, 1995, maturities ranged from 25 to 160 days and interest rates ranged from 5.7% to 5.9%.


8.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table provides estimated fair value for all assets and liabilities and hedge contracts considered to be financial instruments:

December 31,
1996
  Carrying Amount
  Estimated Fair Amount
1995
  Carrying Amount
  Estimated Fair Value

ASSETS:
  Fixed maturities and short-term
    investments
$8,618,167
$8,666,550
$8,452,226
$8,556,065
  Mortgage loans on real estate
1,487,575
1,506,162
1,713,195
1,749,514
  Policy loans
2,523,477
2,523,477
2,237,745
2,237,745
  Common stock
19,715
19,715
9,440
9,440

LIABILITIES:
  Annuity contract reserves
    without life contingencies
5,779,842
5,821,404
6,170,760
6,268,749
  Policyholders' funds
153,867
153,867
154,872
154,872
  Due to Parent Corporation
151,431
154,479
149,974
152,347
  Repurchase agreements
286,736
286,736
375,299
375,299
  Commercial paper
84,682
84,682

84,854
84,854

HEDGE CONTRACTS:
  Interest rate floor
62
124
84
1,320
  Interest rate cap
173
173
90
90
  Interest rate swaps
4,746
4,746
10,052
10,052
  Foreign currency exchange
    contracts
(8,954)
(8,954)
(4,604)
(4,604)

The estimated fair value of financial instruments has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is necessarily required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Mortgage loans fair value estimates generally are based on a discounted cash flow basis. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

     Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

     The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current credited rates for similar products.

     The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

     The estimated fair value of due to Parent Corporation is based on discounted cash flows at current market spread rates on high quality investments.

     The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

     The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net gain position for interest rates swaps are $160 and $0 of unrealized losses in 1996 and 1995, respectively. Included in the net loss position for foreign currencies exchange contracts are $8,954 and $5,497 loss exposures in 1996 and 1995, respectively.

     See note 6 for additional information on policies regarding estimated fair value of fixed maturities.

9.   FEDERAL INCOME TAXES

     The following is a reconciliation between the federal income tax rate and the Company's effective rate:

1996
1995
1994

Federal tax rate
35.0%
35.0%
35.0%
Change in tax rate resulting from:
   Investment income not subject to federal tax
(1.0)
(0.5)
(1.0)
   Release of contingent liability
(4.7)


   Change in valuation allowance
0.8
(7.8)
(6.9)
   State and environmental taxes
0.7
0.7

0.9
   Other, net
(1.4)
0.3
(0.3)
Total
29.4%
27.7%
27.7%

     Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 1996 and 1995 are as follows:

1996
  Deferred Tax Asset
  Deferred Tax Liability
1995
  Deferred Tax Asset
  Deferred Tax Liability

Policyholder reserves
$151,239
$
$162,073
$
Deferred policy acquisition costs

57,031

55,542
Deferred acquisition cost proxy tax
70,413

58,481

Investment assets
35,658


16,372
Net operating loss carryforwards
12,295

17,588

Tax credits and other
5,366

4,786

     Subtotal
274,971
57,031

242,928
71,914
Valuation allowance
(3,536)

(2,073)

     Total Deferred Taxes
$271,435
$57,031
$240,855
$71,914

Amounts related to investment assets above include $8,530 and $33,735 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 1996 and 1995, respectively.

     The Company files a separate tax return and, therefore, losses incurred by subsidiaries cannot be offset against operating income of the Company. At December 31, 1996, the Company's subsidiaries have approximately $35,128 of net operating loss carryforwards, expiring through the year 2011. The tax benefit of subsidiaries' net operating loss carryforwards, net of a valuation allowance of $1,612 are included in the deferred tax assets.

     The Company's valuation allowance was increased/(decreased) in 1996, 1995, and 1994 by $1,463, $(13,145), and $(6,278),
respectively, primarily as a result of taxable income in subsidiaries which was greater than expected and the resulting re-evaluation by management of future estimated taxable income in the subsidiaries.

Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

     Pursuant to a December 31, 1993 agreement between the Company and its Parent whereby the Company assumed responsibility for the Parent Corporation's income tax liability for fiscal years prior to 1994, the Company had previously recorded a contingent liability provision. The Company's 1996 results of operations include a release of $25,600 from the provision, to reflect the resolution of 1988 and l989 tax issues with the Internal Revenue Service (IRS). Audits of tax years 1990 and 1991 are in the process of being finalized. The IRS is currently auditing tax years 1992 and 1993. In the opinion of Company management, the amounts paid or accrued are adequate; however, it is possible that the Company's accrued amounts may change as a result of the completion of the IRS audits.

10.  STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

     All of the Company's outstanding series of preferred stock are owned by the Parent Corporation. The dividend rate on the Series
A Stated Rate Auction Preferred Stock (STRAPS) is 7.3% through December 30, 2002. The Series A STRAPS are redeemable at the option of the Company on or after December 29, 2002 at a price of $100,000 per share, plus accumulated and unpaid dividends.

     The dividend rate on the Series B Straps is 5.8% through December 30, 1997. The Series B STRAPS are redeemable at the option of the Company on or after December 29, 1997 at a price of $100,000 per share, plus accumulated and unpaid dividends.

     The Company's Series E 7.5% non-cumulative, non-redeemable preferred shares are redeemable by the Company after April 1, 1999.

The shares are convertible into common shares at the option of the holder on or after September 30, 1999, at a conversion price negotiated between the holder and the Company or at a formula determined conversion price in accordance with the share conditions.

     The Company received $472 of contributed capital in the form of deferred tax assets from the Parent Corporation during 1994 in connection with reinsurance transactions with the Parent.

     The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

1996
1995
1994
(Unaudited)

Net Income
$180,635
$114,931
$70,091
Capital and Surplus
713,324
653,479
621,589

The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado is subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 1996 were $584,492 and $182,044 (unaudited), respectively. The Company should be able to pay up to $182,044 (unaudited) of dividends without regulatory approval in 1997.

     Dividends of $8,587, $9,217, and $7,475, were paid on preferred stock in 1996, 1995, and 1994, respectively. In addition, dividends of $48,083, $39,763, and $32,963, were paid on common stock in 1996, 1995 and 1994, respectively. Dividends are paid as determined by the Board of Directors.

     The Company is involved in various legal proceedings which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements

                  The statements of assets and liabilities of Maxim series Account as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net asset for each of the two years then ended and the consolidated balance sheets for Great-West Life & Annuity Insurance Company at December 31, 1996, 1995 and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996, are included in Part B.

          (b)  Exhibits

                  Items (1), (2), and (8) are incorporated by reference to Registrant's Form S-6 Registration Statement filed
February 21, 1984 and Pre-Effective Amendment No. 1 thereto filed
June 29, 1984.

               (3) Copy of Underwriting Agreement is attached hereto as Exhibit 3.

               (4) Form of variable annuity contracts no longer being offered by are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Form S-6 Registration Statement filed March 10, 1982. Copy of variable annuity contract currently being offered by Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 9.

               (5) Form of application used with variable annuity contracts no longer being offered by Registrant are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Form S-6 Registration Statement filed March 10, 1982. Copy of application used with variable annuity contract currently is incorporated by reference to Registrant's Post-Effective Amendment No. 9.

               (6) Copy of Articles of Redomestication and Bylaws of Depositor is incorporated by reference to Registrant's
Post-Effective Amendment No. 9.

               (7)  Not Applicable

               (9) Copy of opinion of counsel for contracts no longer being offered by Registrant are incorporated by reference to Registrant's Post-Effective Amendment No. 14 to its Registration Statement filed April 30, 1987. Copy of opinion of counsel for contracts currently being offered by Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 9.

               (10) (a)  Written Consent of Jorden Burt Berenson &
Johnson, LLP

                    (b)  Written Consent of Deloitte & Touche LLP

                    (c)  Written Consent of Ruth B. Lurie

               (11) Not Applicable

               (12) Not Applicable

               (13) Calculations of Performance Data is filed herein.

                  (14) Financial Data Schedule is filed herein.


Item 25.  Directors and Officers of the Depositor
                                                  Position and
Offices
Name           Principal Business Address                      with
Depositor

James Balog              2205 North Southwinds Boulevard
     Director
                    Vero Beach, Florida  39263

James W. Burns, O.C.               (4)
Director


Orest T. Dackow                    (3)
Director

Paul Desmarais, Jr.           (4)                      Director

   Robert G. Graham         574 Spoonbill Drive
Director
                    Sarasota, FL 34236

Robert Gratton                (5)                      Chairman

N. Berne Hart            2552 East Alameda Avenue
Director
                    Denver, Colorado  80209

Kevin P. Kavanagh             (1)                      Director

William Mackness         61 Waterloo Street
Director
                    Winnipeg, Manitoba  R3N 0S3

William T. McCallum           (3)                      Director,
President and Chief Executive Officer

Jerry E.A. Nickerson          H.B. Nickerson & Sons Limited
     Director
                    P.O. Box 130
                    275 Commercial Street
                    North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.         (4)
Director

Michel Plessis-Belair, F.C.A.      (4)
Director

Ross J. Turner           Genstar Investment Corporation
     Director
                    950 Tower Lane
                    Metro Tower, Suite 1170
                    Foster City, California  94404

Brian E. Walsh           Trinity L.P.
Director
                       115 Putnam Ave.
                    Greenwich, Connecticut 06830

Robert D. Bond           (3)                      Senior Vice
President, Financial Services

   John A. Brown                 (3)                      Senior
Vice
President, Sales,  Financial Services

                                                         Position
and Offices
Name           Principal Business Address
   with Depositor

John T. Hughes           (3)                      Senior Vice
President, Chief Investment Officer

   Robert E. Kavanagh            (3)                      Senior
Vice
President, Employee Benefits Sales

D. Craig Lennox               (3)                      Senior Vice
President, General Counsel and Secretary

Dennis Low               (3)                      Executive Vice
President, Financial Services

Alan D. MacLennan             (2)                      Executive
Vice President, Employee Benefits

   Steve H. Miller               (2)                      Senior
Vice
President, Employee Benefits Sales

James D. Motz            (2)                      Executive Vice
President, Employee Benefits Operations

   Marty Rosenbaum               (2)                      Senior
Vice
President, Employee Benefits Operations

   Douglas L. Wooden             (3)                      Senior
Vice
President, Financial Services
 ______________________________________

(1)  100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.
(2)  8505 East Orchard Road, Englewood, Colorado  80111.
(3)  8515 East Orchard Road, Englewood, Colorado  80111.
(4)  Power Corporation of Canada, 751 Victoria Square, Montreal,
Quebec, Canada  H2Y 2J3.
(5)  Power Financial Corporation, 751 Victoria Square, Montreal,
Quebec, Canada  H2Y 2J3.

Item 26. Persons controlled by or under common control with the Depositor or Registrant

   Power Corporation of Canada
     100% Marquette Communications Corporation
100% - 171263 Canada Inc.
68.1% - Power Financial Corporation
86.4% - Great-West Lifeco Inc.
99.5% - The Great-West Life Assurance Company
100% - Great-West Life & Annuity Insurance Company
          100% - GW Capital Management, Inc.
          100% - Financial Administrative Services Corporation 100% - One Corporation
               100% - One Health Plan of Illinois, Inc.
               100% - One Health Plan of Texas, Inc.
               100% - One Health Plan of California, Inc.
               100% - One Health Plan of Colorado, Inc.
               100% - One Health Plan of Georgia, Inc.
               100% - One Health Plan of North Carolina, Inc. 100% - One Health Plan of Washington, Inc.
               100% - One Orchard Equities, Inc.
          100% - Great-West Benefit Services, Inc.
                13% - Private Healthcare Systems, Inc.
          100% - Benefits Communication Corporation
               100% - BenefitsCorp Equities, Inc.
           94% - Maxim Series Fund, Inc.
          100% - Greenwood Property Corporation
          100% - GWL Properties Inc.
               100% - Great-West Realty Investments Inc.
                50% - Westkin Properties Ltd.
          100% - Confed Admin Services, Inc.
          100% - Orchard Series Fund

Item 27.  Number of Contract Owners

             As of February 28, 1997, there were 350 Contract
Owners.

Item 28.  Indemnification

          Provisions exist under the Colorado General Corporation
Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

     Article 109 - INDEMNIFICATION

     Section 7-109-101.  Definitions.

          As used in this Article:

          (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

          (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

          (3)  "Expenses" includes counsel fees.

          (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

          (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

          (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

          (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

     Section 7-109-102.  Authority to indemnify directors.

          (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

               (a) The person conducted himself or herself in good faith;

               (b)  The person reasonably believed:

                    (I)  In the case of conduct in an official
capacity with the corporation, that his or her conduct was in the corporation's best interests; or

                    (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

               (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

          (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph
(II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

          (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

          (4) A corporation may not indemnify a director under this section:

               (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

               (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

          (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.


     Section 7-109-103.  Mandatory Indemnification of Directors.

               Unless limited by the articles of incorporation, a corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

     Section 7-109-104.  Advance of Expenses to Directors.

          (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

               (a) The director furnishes the corporation a written affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;

               (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

               (c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

          (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

          (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section
7-109-106.

     Section 7-109-105.  Court-Ordered Indemnification of
Directors.

          (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

               (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

               (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102
(4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

     Section 7-109-106.  Determination and Authorization of
Indemnification of Directors.

          (1)  A corporation may not indemnify a director under
Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

          (2)  The determinations required to be made subsection
(1) of this section shall be made:

               (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

               (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

          (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

               (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

               (b)  By the shareholders.

          (4) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

     Section 7-109-107.  Indemnification of Officers, Employees,
Fiduciaries, and Agents.

          (1) Unless otherwise provided in the articles of incorporation:

               (a)  An officer is entitled to mandatory
indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

               (b)  A corporation may indemnify and advance
expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

               (c)  A corporation may indemnify and advance
expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

     Section 7-109-108.  Insurance.

               A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

     Section 7-109-109.  Limitation of Indemnification of
Directors.

          (1)  A provision concerning a corporation's
indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

          (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

     Section 7-109-110. Notice to Shareholders of Indemnification of Director.

               If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.


     Bylaws of GWL&A

          Article II, Section 11.  Indemnification of Directors.

               The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) BenefitsCorp Equities, Inc. ("BCE") currently distributes securities of Great-West Variable Annuity Account A, FutureFunds
Series Account, and Pinnacle Series Account in addition to those of the Registrant.

     (b)     Directors and Officers of BCE

                                                  Position and
Offices
Name           Principal Business Address                     with
Underwriter

Charles P. Nelson             (1)                      Director and
President

Robert K. Shaw           (1)                      Director

Dennis Low                    (1)                      Director

Gregg E. Seller          18101 Von Karman Ave.
Director and Vice President
                    Suite 1460                         Major
Accounts
                    Irvine, CA 92715

John Brown                    (1)                      Director

Robert D. Bond           (1)                      Director

Doug L. Wooden           (1)                      Director

Jack Baker                    (1)                      Vice
President, Licensing
                                                  and Contracts

Glen R. Derback               (1)                      Treasurer

Ruth B. Lurie            (1)                      Secretary

Beverly A. Byrne              (1)                      Assistant
Secretary

____________

(1)  8515 E. Orchard Road, Englewood, Colorado 80111

     (c) Commissions and other compensation received by Principal Underwriter during Registrant's last fiscal year:

                   Net
Name of        Underwriting        Compensation
Principal      Discounts and            on                Brokerage
Underwriter          Commissions         Redemption
Commissions    Compensation

   BCE                    -0-                  -0-
-0-
          -0-


Item 30.  Location of Accounts and Records

             All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Englewood, Colorado 80111.

Item 31.  Management Services

          Not Applicable.

Item 32.  Undertakings

          (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

             (d) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by GWL&A.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) for effectiveness and has
caused this Post-Effective Amendment No.   3   to the Registration
Statement to be signed on its behalf, in the City of Englewood,
State of Colorado, on this    24th    day of April, 1997.

                              MAXIM SERIES ACCOUNT
                              (Registrant)


                              By:  _/s/ William T. McCallum
    _
                                   William T. McCallum, President
                                   and Chief Executive Officer of
                                   Great-West Life & Annuity
                                   Insurance Company

                              GREAT-WEST LIFE & ANNUITY
                              INSURANCE COMPANY
                              (Depositor)


                              By:  _/s/ William T.
McCallum_________________
                                   William T. McCallum, President
                                   and Chief Executive Officer

     As required by the Securities Act of 1933, this Post-Effective
Amendment No.   3   has been signed by the following persons in the
capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                    Date


_/s/ R. Gratton*________   ________     April _24 , 1997
Director and Chairman of the
Board (Robert Gratton)


_/s/ William T. McCallum__________ April _24 , 1997
Director, President and Chief Executive
Officer (William T. McCallum)


_/s/ G.R. Derback__________________     April _24_, 1997
Vice President and Controller
(Glen R. Derback)


____________________________________    April ______, 1997
Director, (James Balog)


_/s/ J.W. Burns*_______________________ April _24_, 1997
Director, (James W. Burns)


Signature and Title                                    Date


_/s/ O.T. Dackow*_________________ April ___24_, 1997
Director (Orest T. Dackow)


_/s/ P. Desmarais, Jr.*_____________    April __24 ,1997
Director (Paul Desmarais, Jr.)


____________________________________    April ______, 1997
Director (Robert G. Graham)


_/s/ N.B. Hart*_____________________    April __24__, 1997
Director (N. Berne Hart)


_/s/ K.P. Kavanagh*__________________   April __24__, 1997
Director (Kevin P. Kavanagh)


________________________________   April ______, 1997
Director (William Mackness)


_/s/ J.E.A. Nickerson*       __________ April __24__, 1997
Director (Jerry E.A. Nickerson)


_/s/ P.M. Pitfield*        _____________     April _24___, 1997
Director (P. Michael Pitfield)


_/s/ M. Plessis-Belair________________  April __24__, 1997
Director (Michel Plessis-Belair)


_/s/ R.J. Turner*           _______________  April __24__, 1997
Director (Ross J. Turner)


_/s/ B.E. Walsh*         ________________    April __24__, 1997
Director (Brian E. Walsh)


*By:  __/s/ D.C. Lennox__________________    April __24__, 1997
     D. C. Lennox
     Attorney-in-fact pursuant to Powers of Attorney filed under Post-Effective Amendment Nos. 16 and 19 to this Registration Statement and Post-Effective Amendment No. 2 to this Registration Statement..



EXHIBIT 3

UNDERWRITING AGREEMENT


S-1